UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:      811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz      290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - September 30, 2010 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS - 95.6%
Financials - 78.7%
Capital Markets - 21.3%
The Bank of New York Mellon Corp.[1]	219,000	$5,722,470
The Charles Schwab Corp.	264,000	3,669,600
Credit Suisse Group AG - ADR (Switzerland)	28,600	1,217,216
Financial Engines, Inc.*	83,000	1,102,240
GAM Holding AG (Switzerland)*	342,110	5,187,441
The Goldman Sachs Group, Inc.	18,300	2,645,814
Greenhill & Co., Inc.	16,800	1,332,576
Lazard Ltd. - Class A (Bermuda)	37,500	1,315,500
Northern Trust Corp.	54,000	2,604,960
State Street Corp.	97,000	3,653,020

		28,450,837

Commercial Banks - 12.8%
Banco Santander S.A. - ADR (Spain)	123,000	1,557,180
Barclays plc - ADR (United Kingdom)	66,000	1,244,100
First Commonwealth Financial Corp.	423,000	2,305,350
First Financial Bancorp	80,000	1,334,400
HSBC Holdings plc - ADR (United Kingdom)	83,540	4,226,289
ICICI Bank Ltd. - ADR (India)	29,000	1,445,650
Societe Generale - ADR (France)[2]	117,550	1,349,474
U.S. Bancorp	105,160	2,273,559
Wilmington Trust Corp.	156,000	1,400,880

		17,136,882

Consumer Finance - 3.9%
American Express Co.	90,000	3,782,700
Discover Financial Services	83,000	1,384,440

		5,167,140

Diversified Financial Services - 13.7%
Bank of America Corp.	82,000	1,075,020
Deutsche Boerse AG (Germany)	37,000	2,468,802
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	42,400	1,852,551
JPMorgan Chase & Co.	161,000	6,129,270
Moody’s Corp.	271,000	6,769,580

		18,295,223

Insurance - 18.9%
Allianz SE (Germany)	37,000	4,181,503
The Allstate Corp.	124,000	3,912,200
Brown & Brown, Inc.	190,000	3,836,100
The Progressive Corp.	262,280	5,473,784
Willis Group Holdings plc (United Kingdom)	128,000	3,944,960

1

Investment Portfolio - September 30, 2010 (unaudited)

Financial Services Series	Shares	Value

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
Zurich Financial Services AG (Switzerland)	16,500	$3,867,043

		25,215,590

Real Estate Investment Trusts (REITS) - 2.1%
Corporate Office Properties Trust	76,000	2,835,560

Thrifts & Mortgage Finance - 6.0%
First Niagara Financial Group, Inc.	296,000	3,448,400
Hudson City Bancorp, Inc.	98,000	1,201,480
People’s United Financial, Inc.	261,540	3,423,558

		8,073,438

Total Financials		105,174,670

Information Technology - 16.9%
IT Services - 16.9%
Automatic Data Processing, Inc.	85,550	3,595,666
Cielo S.A. (Brazil)	330,000	2,847,518
MasterCard, Inc. - Class A	17,900	4,009,600
Redecard S.A. (Brazil)	173,000	2,701,336
Visa, Inc. - Class A	54,000	4,010,040
The Western Union Co.	305,000	5,389,350

Total Information Technology		22,553,510

TOTAL COMMON STOCKS (Identified Cost $130,952,542)		127,728,180

SHORT-TERM INVESTMENTS - 7.9%
Dreyfus Cash Management, Inc. - Institutional Shares[3] , 0.21% (Identified Cost $10,463,186)	10,463,186	10,463,186

TOTAL INVESTMENTS - 103.5% (Identified Cost $141,415,728)		138,191,366
LIABILITIES, LESS OTHER ASSETS - (3.5%)		(4,624,964)

NET ASSETS - 100%		$133,566,402

ADR - American Depository Receipt

*Non-income producing security

1The Bank of New York Mellon Corp. is the Series’ custodian and serves as sub-accountant and sub-transfer agent to the Series.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of September 30, 2010.

2

Investment Portfolio - September 30, 2010 (unaudited)

Financial Services Series

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$141,587,728
Unrealized appreciation	$5,630,615
Unrealized depreciation	(9,026,977)

Net unrealized depreciation	$(3,396,362)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$127,728,180	$126,378,706	$1,349,474	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	10,463,186	10,463,186	—	—

Total assets:	138,191,366	136,841,892	1,349,474	—

Liabilities:
Other Financial Instruments**:	—	—	—	—

Total Liabilities:	—	—	—	—

Total	$138,191,366	$136,841,892	$1,349,474	$—

*Includes common stock, warrants and rights.

**Other financial instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - September 30, 2010 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS - 88.7%
Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc.*[1,2,3,4]	38,359	$—

Health Care - 88.7%
Biotechnology - 13.6%
Amgen, Inc.*	145,770	8,033,385
Basilea Pharmaceutica AG (Switzerland)*	77,000	4,799,522
Celera Corp.*	1,731,750	11,671,995
Cepheid, Inc.*	155,000	2,900,050
Grifols S.A. (Spain)	583,000	8,361,043
Swedish Orphan Biovitrum AB (Sweden)*	225,501	1,502,147

		37,268,142

Health Care Equipment & Supplies - 45.6%
Abaxis, Inc.*	232,500	5,370,750
Alere, Inc.*	273,000	8,443,890
Alere, Inc.*[2,5]	122,000	3,773,460
Baxter International, Inc.	96,000	4,580,160
Becton, Dickinson and Co.	57,000	4,223,700
Cochlear Ltd. (Australia)	141,230	9,589,517
Conceptus, Inc.*	405,000	5,568,750
Covidien plc (Ireland)	148,601	5,972,274
DENTSPLY International, Inc.	307,000	9,814,790
DexCom, Inc.*	575,000	7,601,500
Gen-Probe, Inc.*	246,000	11,921,160
Hologic, Inc.*	310,000	4,963,100
Insulet Corp.*	550,970	7,790,716
Nobel Biocare Holding AG (Switzerland)	58,160	1,044,649
OraSure Technologies, Inc.*	611,310	2,475,805
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	1,708,000	4,864,999
Sirona Dental Systems, Inc.*	223,000	8,036,920
Straumann Holding AG (Switzerland)	32,717	7,301,519
Zoll Medical Corp.*	355,000	11,455,850

		124,793,509

Health Care Providers & Services - 13.0%
AMN Healthcare Services, Inc.*	85,830	441,166
Bio-Reference Laboratories, Inc.*	280,000	5,840,800
Cross Country Healthcare, Inc.*	640,300	4,603,757
Diagnosticos da America S.A. (Brazil)*	542,000	6,429,043
Sonic Healthcare Ltd. (Australia)	910,000	9,675,145
VCA Antech, Inc.*	414,000	8,731,260

		35,721,171

1

Investment Portfolio - September 30, 2010 (unaudited)

Life Sciences Series	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 5.1%
Allscripts Healthcare Solutions, Inc.*	277,000	$5,116,190
Cerner Corp.*	104,000	8,734,960

		13,851,150

Life Sciences Tools & Services - 8.5%
Caliper Life Sciences, Inc.*	2,422,252	9,664,785
ICON plc - ADR (Ireland)*	277,880	6,007,766
Sequenom, Inc.*	1,085,000	7,605,850

		23,278,401

Pharmaceuticals - 2.9%
UCB S.A. (Belgium)	228,939	7,932,062

TOTAL COMMON STOCKS (Identified Cost $213,284,205)		242,844,435

PREFERRED STOCKS - 0.0%
Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc. - Series D*[2,3,4,6] (Identified Cost $2,312,500)	925,000	—

WARRANTS - 0.0%**
Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc., 2/27/2014[2,3,4,7]	38,359	—

Health Care - 0.0%**
Life Sciences Tools & Services - 0.0%**
Caliper Life Sciences, Inc., 8/10/2011	401,109	32,089

TOTAL WARRANTS
(Identified Cost $195,276)		32,089

SHORT-TERM INVESTMENTS - 7.2%
Dreyfus Cash Management, Inc. - Institutional Shares[8] , 0.21%
(Identified Cost $19,892,921)	19,892,921	19,892,921

TOTAL INVESTMENTS - 95.9%
(Identified Cost $235,684,902)		262,769,445
OTHER ASSETS, LESS LIABILITIES - 4.1%		11,097,136

NET ASSETS - 100%		$273,866,581

2

Investment Portfolio - September 30, 2010 (unaudited)

Life Sciences Series

ADR - American Depository Receipt

*Non-income producing security

**Less than 0.1%

1This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $3,773,460, or 1.4% of the Series’   net assets as of September 30, 2010.

3Security has been valued at fair value.

4Affiliated company as defined by the Investment Company Act of 1940.

5This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

6This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

7This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors.

8Rate shown is the current yield as of September 30, 2010.

 Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$237,122,800
Unrealized appreciation	$39,535,245
Unrealized depreciation	(13,888,600)

Net unrealized appreciation	$25,646,645

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

3

Investment Portfolio - September 30, 2010 (unaudited)

Life Sciences Series

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$242,876,524	$242,876,524	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	19,892,921	19,892,921	—	—

Total assets:	262,769,445	262,769,445	—	—

Liabilities:
Other Financial Instruments**:	—	—	—	—

Total Liabilities:	—	—	—	—

Total	$262,769,445	$262,769,445	$—	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Equity Securities	Preferred Securities
Balance as of December 31, 2009 (market value)	$37,739	$231,250
Realized gain/loss	(365,484)	—
Change in unrealized appreciation (depreciation)***	327,745	(231,250)
Net purchases (sales)	—	—

Balance as of September 30, 2010 (market value)	$—	$—

*Includes common stock, warrants and rights.

**Other financial instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at September 30, 2010 was ($241,223).

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 18.6%
Distributors - 1.6%
Inchcape plc (United Kingdom)*	585,651	$2,868,546

Hotels, Restaurants & Leisure - 3.7%
Choice Hotels International, Inc.	52,060	1,898,108
International Game Technology	94,470	1,365,091
Wendy’s - Arby’s Group, Inc. - Class A	783,990	3,551,475

		6,814,674

Household Durables - 5.0%
Harman International Industries, Inc.*	66,110	2,208,735
Lennar Corp. - Class A	89,340	1,374,049
NVR, Inc.*	1,910	1,236,782
Rodobens Negocios Imobiliarios S.A. (Brazil)	253,670	2,608,663
Tupperware Brands Corp.	36,310	1,661,546

		9,089,775

Media - 1.0%
Mediacom Communications Corp. - Class A*	273,350	1,806,844

Multiline Retail - 0.9%
Nordstrom, Inc.	42,020	1,563,144

Specialty Retail - 6.4%
Chico’s FAS, Inc.	183,690	1,932,419
Dick’s Sporting Goods, Inc.*	183,380	5,141,975
The Finish Line, Inc. - Class A	137,030	1,906,088
Lumber Liquidators Holdings, Inc.*	105,560	2,593,609

		11,574,091

Total Consumer Discretionary		33,717,074

Consumer Staples - 7.0%
Food & Staples Retailing - 2.8%
BJ’s Wholesale Club, Inc.*	54,830	2,275,445
SUPERVALU, Inc.	248,100	2,860,593

		5,136,038

Food Products - 2.4%
Flowers Foods, Inc.	128,450	3,190,698
Tootsie Roll Industries, Inc.	42,966	1,068,994

		4,259,692

Personal Products - 1.8%
Alberto-Culver Co.	85,360	3,213,804

Total Consumer Staples		12,609,534

1

Investment Portfolio - September 30, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Energy - 8.2%
Energy Equipment & Services - 5.4%
Calfrac Well Services Ltd. (Canada)	132,210	$3,292,079
Dril-Quip, Inc.*	56,690	3,521,016
Trican Well Service Ltd. (Canada)	180,290	2,875,458

		9,688,553

Oil, Gas & Consumable Fuels - 2.8%
Forest Oil Corp.*	50,270	1,493,019
Mariner Energy, Inc.*	76,770	1,860,137
Paladin Energy Ltd. (Australia)*	505,080	1,737,762

		5,090,918

Total Energy		14,779,471

Financials - 10.1%
Commercial Banks - 3.7%
First Commonwealth Financial Corp.	733,470	3,997,412
First Financial Bancorp	105,550	1,760,574
Wilmington Trust Corp.	100,650	903,837

		6,661,823

Real Estate Investment Trusts (REITS) - 4.8%
American Campus Communities, Inc.	63,600	1,935,984
Corporate Office Properties Trust	85,740	3,198,960
DuPont Fabros Technology, Inc.	65,620	1,650,343
Home Properties, Inc.	37,670	1,992,743

		8,778,030

Thrifts & Mortgage Finance - 1.6%
First Niagara Financial Group, Inc.	253,610	2,954,556

Total Financials		18,394,409

Health Care - 12.7%
Biotechnology - 0.9%
Celera Corp.*	250,160	1,686,079

Health Care Equipment & Supplies - 5.2%
Alere, Inc.*	135,100	4,178,643
Zoll Medical Corp.*	162,290	5,237,098

		9,415,741

Health Care Providers & Services - 4.5%
AMN Healthcare Services, Inc.*	41,590	213,773
Cross Country Healthcare, Inc.*	189,530	1,362,721
Diagnosticos da America S.A. (Brazil)*	381,690	4,527,493
VCA Antech, Inc.*	95,140	2,006,502

		8,110,489

2

Investment Portfolio - September 30, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
Health Care Technology - 2.1%
Cerner Corp.*	46,280	$3,887,057

Total Health Care		23,099,366

Industrials - 23.0%
Air Freight & Logistics - 1.0%
Atlas Air Worldwide Holdings, Inc.*	35,690	1,795,207

Airlines - 5.7%
AirTran Holdings, Inc.*	1,041,540	7,655,319
Copa Holdings S.A. - Class A (Panama)	49,220	2,653,450

		10,308,769

Commercial Services & Supplies - 3.2%
Tomra Systems ASA (Norway)	962,570	5,728,463

Construction & Engineering - 0.9%
MYR Group, Inc.*	99,700	1,634,083

Machinery - 8.0%
ArvinMeritor, Inc.*	106,240	1,650,970
Astec Industries, Inc.*	54,260	1,548,038
Lindsay Corp.	71,800	3,110,376
SmartHeat, Inc. (China)*	93,610	584,126
Titan International, Inc.	197,330	2,677,768
Wabtec Corp.	67,360	3,219,134
Westport Innovations, Inc. (Canada)*	101,140	1,780,064

		14,570,476

Road & Rail - 4.2%
Heartland Express, Inc.	216,350	3,217,124
Knight Transportation, Inc.	145,450	2,811,549
RailAmerica, Inc.*	158,060	1,522,118

		7,550,791

Total Industrials		41,587,789

Information Technology - 10.1%
Communications Equipment - 2.8%
Infinera Corp.*	265,560	3,099,085
Riverbed Technology, Inc.*	41,350	1,884,733

		4,983,818

Computers & Peripherals - 0.9%
Compellent Technologies, Inc.*	90,510	1,645,472

Electronic Equipment, Instruments & Components - 2.0%
Cogent, Inc.*	333,010	3,543,226

Internet Software & Services - 0.5%
VistaPrint N.V. (Netherlands)*	25,620	990,213

3

Investment Portfolio - September 30, 2010 (unaudited)

Small Cap Series	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Software - 3.9%
ArcSight, Inc.*	32,440	$1,413,086
Fortinet, Inc.*	75,730	1,893,250
SolarWinds, Inc.*	92,630	1,598,794
Sonic Solutions, Inc.*	194,220	2,210,224

		7,115,354

Total Information Technology		18,278,083

Materials - 4.2%
Chemicals - 3.0%
Calgon Carbon Corp.*	244,600	3,546,700
The Scotts Miracle-Gro Co. - Class A	35,400	1,831,242

		5,377,942

Construction Materials - 1.2%
Eagle Materials, Inc.	94,140	2,231,118

Total Materials		7,609,060

Utilities - 1.2%
Independent Power Producers & Energy Traders - 1.2%
Mirant Corp.*	104,160	1,037,434
RRI Energy, Inc.*	312,670	1,109,978

Total Utilities		2,147,412

TOTAL COMMON STOCKS (Identified Cost $142,655,717)		172,222,198

SHORT-TERM INVESTMENTS - 3.3%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.21% (Identified Cost $5,938,665)	5,938,665	5,938,665

TOTAL INVESTMENTS - 98.4% (Identified Cost $148,594,382)		178,160,863
OTHER ASSETS, LESS LIABILITIES - 1.6%		2,944,884

NET ASSETS - 100%		$181,105,747

*Non-income producing security

1Rate shown is the current yield as of September 30, 2010.

4

Investment Portfolio - September 30, 2010 (unaudited)

Small Cap Series

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$148,594,382
Unrealized appreciation	$36,320,968
Unrealized depreciation	(6,754,487)

Net unrealized appreciation	$29,566,481

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$172,222,198	$172,222,198	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	5,938,665	5,938,665	—	—

Total assets:	178,160,863	178,160,863	—	—

Liabilities:
Other Financial Instruments**:	—	—	—	—

Total Liabilities:	—	—	—	—

Total	$178,160,863	$178,160,863	$—	$—

*Includes common stock, warrants and rights.

**Other financial instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - September 30, 2010 (unaudited)

Technology Series	Shares	Value

COMMON STOCKS - 80.5%
Health Care - 3.3%
Health Care Technology - 3.3%
Cerner Corp.*	67,580	$5,676,044

Information Technology - 75.6%
Communications Equipment - 16.5%
Alcatel-Lucent - ADR (France)*	1,085,600	3,669,328
Cisco Systems, Inc.*	194,000	4,248,600
Infinera Corp.*	319,730	3,731,249
Juniper Networks, Inc.*	187,800	5,699,730
QUALCOMM, Inc.	164,130	7,405,546
Riverbed Technology, Inc.*	80,000	3,646,400

		28,400,853

Computers & Peripherals - 5.5%
Apple, Inc.*	5,400	1,532,250
Compellent Technologies, Inc.*	178,000	3,236,040
EMC Corp.*	158,600	3,221,166
Immersion Corp.*	257,000	1,518,870

		9,508,326

Electronic Equipment, Instruments & Components - 7.5%
Amphenol Corp. - Class A	107,850	5,282,493
Cogent, Inc.*	490,000	5,213,600
LoJack Corp.*	646,826	2,470,875

		12,966,968

Internet Software & Services - 14.7%
comScore, Inc.*	231,000	5,433,120
Google, Inc. - Class A*	12,230	6,430,412
NetEase.com, Inc. - ADR (China)*	34,960	1,378,822
Tencent Holdings Ltd. (China)	91,500	2,000,090
VistaPrint N.V. (Netherlands)*	127,637	4,933,170
Vocus, Inc.*	279,000	5,155,920

		25,331,534

IT Services - 8.1%
Accenture plc - Class A (Ireland)	112,000	4,758,880
Amdocs Ltd. (Guernsey)*	168,000	4,814,880
Cap Gemini S.A. (France)	89,000	4,464,924

		14,038,684

Semiconductors & Semiconductor Equipment - 5.6%
Advantest Corp. (Japan)	196,000	3,899,808
Sumco Corp. (Japan)*	201,500	3,142,705

1

Investment Portfolio - September 30, 2010 (unaudited)

Technology Series	Shares/ Principal Amount	Value

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)	51,000	$2,556,720

		9,599,233

Software - 17.7%
Adobe Systems, Inc.*	48,650	1,272,198
ArcSight, Inc.*	84,000	3,659,040
Autodesk, Inc.*	158,000	5,051,260
Fortinet, Inc.*	218,000	5,450,000
Microsoft Corp.	201,900	4,944,531
SAP AG - ADR (Germany)	103,000	5,078,930
SolarWinds, Inc.*	300,000	5,178,000

		30,633,959

Total Information Technology		130,479,557

Materials - 1.6%
Chemicals - 1.6%
Monsanto Co.	57,790	2,769,875

TOTAL COMMON STOCKS (Identified Cost $118,859,425)		138,925,476

CORPORATE BONDS - 1.6%

Non-Convertible Corporate Bonds - 1.6%
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.6%
Clearwire Communications LLC - Clearwire Finance, Inc.[1] , 12.00%, 12/1/2015 (Identified Cost $2,517,173)	$2,500,000	2,700,000

SHORT-TERM INVESTMENTS - 9.8%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.21% (Identified Cost $16,933,865)	16,933,865	16,933,865

TOTAL INVESTMENTS - 91.9% (Identified Cost $138,310,463)		158,559,341
OTHER ASSETS, LESS LIABILITIES - 8.1%		13,917,392

NET ASSETS - 100%		$172,476,733

ADR - American Depository Receipt

*Non-income producing security

2

Investment Portfolio - September 30, 2010 (unaudited)

Technology Series

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been  determined to be liquid under guidelines established by the Board of Directors. This security amounts to $2,700,000, or 1.6%, of the Series’ net assets as of September 30, 2010.

2Rate shown is the current yield as of September 30, 2010.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$138,560,091
Unrealized appreciation	$26,018,059
Unrealized depreciation	(6,018,809)

Net unrealized appreciation	$19,999,250

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$138,925,476	$138,925,476	$—	$—
Preferred securities	—	—	—	—
Debt securities:
Corporate debt	2,700,000	—	2,700,000	—
Mutual funds	16,933,865	16,933,865	—	—

Total assets:	158,559,341	155,859,341	2,700,000	—

Liabilities:
Other Financial Instruments**:	—	—	—	—

Total Liabilities:	—	—	—	—

Total	$158,559,341	$155,859,341	$2,700,000	$—

3

Investment Portfolio - September 30, 2010 (unaudited)

Technology Series

*Includes common stock, warrants and rights.

**Other financial instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS - 95.4%

Consumer Discretionary - 11.7%
Auto Components - 1.7%
Hankook Tire Co. Ltd. (South Korea)	178,870	$5,168,837

Automobiles - 1.1%
Hero Honda Motors Ltd. (India)	42,450	1,755,249
Maruti Suzuki India Ltd. (India)	44,940	1,441,060

		3,196,309

Household Durables - 3.2%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	2,241,849
LG Electronics, Inc. (South Korea)	32,640	2,750,892
PDG Realty S.A. Empreendimentos e Participacoes, (Brazil)	43,537	517,710
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	3,774,113

		9,284,564

Media - 3.9%
Gestevision Telecinco S.A. (Spain)	490,600	5,403,997
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,035,496
Societe Television Francaise 1 (France)	108,530	1,689,632
Wolters Kluwer N.V. (Netherlands)	114,447	2,402,710

		11,531,835

Multiline Retail - 1.3%
PPR (France)	22,930	3,712,050

Specialty Retail - 0.5%
Komeri Co. Ltd. (Japan)	67,000	1,496,826

Total Consumer Discretionary		34,390,421

Consumer Staples - 17.6%
Beverages - 2.7%
Diageo plc (United Kingdom)	162,810	2,803,099
Kirin Holdings Co. Ltd. (Japan)	215,000	3,051,929
United Spirits Ltd. (India)	57,400	2,009,798

		7,864,826

Food & Staples Retailing - 6.1%
Carrefour S.A. (France)	165,082	8,870,282
Casino Guichard Perrachon S.A. (France)	34,170	3,128,469
President Chain Store Corp. (Taiwan)	352,320	1,516,798
Tesco plc (United Kingdom)	667,410	4,445,345

		17,960,894

Food Products - 6.3%
Danone S.A. (France)	40,012	2,393,225
IOI Corp. Berhad (Malaysia)	560,800	993,708
Nestle S.A. (Switzerland)	105,220	5,605,523

1

Investment Portfolio - September 30, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)
Consumer Staples (continued)
Food Products (continued)
Suedzucker AG (Germany)	90,690	$2,028,205
Unilever plc - ADR (United Kingdom)	261,230	7,601,793

		18,622,454

Household Products - 2.5%
Hindustan Unilever Ltd. (India)	250,540	1,723,142
Kao Corp. (Japan)	47,000	1,145,161
Reckitt Benckiser Group plc (United Kingdom)	78,270	4,304,615

		7,172,918

Total Consumer Staples		51,621,092

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Repsol YPF S.A. (Spain)	56,900	1,465,667
Royal Dutch Shell plc - Class B (Netherlands)	88,430	2,579,636
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	5,160,586
Total S.A. (France)	56,580	2,916,006

Total Energy		12,121,895

Financials - 13.8%
Capital Markets - 0.6%
Daiwa Securities Group, Inc. (Japan)	98,000	395,616
Nomura Holdings, Inc. (Japan)	78,900	381,835
OSK Holdings Berhad (Malaysia)	2,089,500	913,775
OSK Ventures International Berhad (Malaysia)*	202,575	29,202

		1,720,428

Commercial Banks - 3.9%
BNP Paribas (France)	28,330	2,014,854
The Chugoku Bank Ltd. (Japan)	137,000	1,665,728
Credit Agricole S.A. (France)	63,090	986,077
The Hachijuni Bank Ltd. (Japan)	244,000	1,274,365
Hong Leong Financial Group Berhad (Malaysia)	816,800	2,397,217
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	792,166
Royal Bank of Scotland Group plc (United Kingdom)*	277,092	205,497
Societe Generale (France)	15,410	887,576
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,236,775

		11,460,255

Diversified Financial Services - 0.2%
ING Groep N.V. (Netherlands)*	65,395	678,431

Insurance - 6.7%
Allianz SE (Germany)	40,870	4,618,866
Amil Participacoes S.A. (Brazil)	350,000	3,365,544

2

Investment Portfolio - September 30, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)
Financials (continued)
Insurance (continued)
AXA S.A. (France)	56,372	$985,591
Mapfre S.A. (Spain)	885,000	2,692,859
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) (Germany)	40,610	5,624,746
Zurich Financial Services AG (Switzerland)	10,500	2,460,846

		19,748,452

Real Estate Investment Trusts (REITS) - 1.5%
Alstria Office REIT AG (Germany)	313,480	4,354,720

Real Estate Management & Development - 0.0%**
OSK Property Holdings Berhad (Malaysia)	243,091	48,035

Thrifts & Mortgage Finance - 0.9%
Aareal Bank AG (Germany)*	115,790	2,575,339

Total Financials		40,585,660

Health Care - 13.1%
Health Care Equipment & Supplies - 0.7%
Straumann Holding AG (Switzerland)	8,894	1,984,892

Health Care Providers & Services - 1.9%
OdontoPrev S.A. (Brazil)*	492,000	5,693,475

Pharmaceuticals - 10.5%
AstraZeneca plc (United Kingdom)	27,960	1,420,224
AstraZeneca plc - ADR (United Kingdom)	46,350	2,349,945
Bayer AG (Germany)	187,350	13,063,981
GlaxoSmithKline plc (United Kingdom)	172,980	3,408,894
Novartis AG - ADR (Switzerland)	49,000	2,825,830
Sanofi-Aventis S.A. (France)	26,423	1,760,537
Shire plc (Ireland)	195,160	4,396,295
Takeda Pharmaceutical Co. Ltd. (Japan)	34,900	1,603,276

		30,828,982

Total Health Care		38,507,349

Industrials - 18.0%
Airlines - 1.3%
Deutsche Lufthansa AG (Germany)*	206,580	3,797,654

Commercial Services & Supplies - 2.9%
Taiwan Secom Co. Ltd. (Taiwan)	777,210	1,328,458
Tomra Systems ASA (Norway)	1,189,080	7,076,473

		8,404,931

Construction & Engineering - 0.6%
Larsen & Toubro Ltd. (India)	41,270	1,885,690

3

Investment Portfolio - September 30, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)
Industrials (continued)
Electrical Equipment - 5.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	138,000	$2,914,560
Alstom S.A. (France)	97,560	4,976,818
Bharat Heavy Electricals Ltd. (India)	30,080	1,659,136
Schneider Electric S.A. (France)	26,590	3,371,508
Teco Electric and Machinery Co. Ltd. (Taiwan)	4,084,000	2,366,096

		15,288,118

Industrial Conglomerates - 3.3%
Siemens AG (Germany)	92,300	9,742,876

Machinery - 0.8%
FANUC Ltd. (Japan)	19,400	2,470,316

Road & Rail - 2.5%
All America Latina Logistica S.A. (Brazil)	722,000	7,365,083

Transportation Infrastructure - 1.4%
Malaysia Airports Holdings Berhad (Malaysia)	2,148,700	4,002,276

Total Industrials		52,956,944

Information Technology - 5.6%
Communications Equipment - 0.4%
D-Link Corp. (Taiwan)	1,120,606	1,224,931

Electronic Equipment, Instruments & Components - 1.9%
Hitachi Ltd. (Japan)	662,000	2,894,466
Keyence Corp. (Japan)	6,845	1,489,042
Yageo Corp. (Taiwan)*	2,931,000	1,261,845

		5,645,353

IT Services - 1.0%
Cap Gemini S.A. (France)	56,320	2,825,444

Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	275,315	2,791,694

Software - 1.3%
SAP AG (Germany)	76,970	3,807,368

Total Information Technology		16,294,790

Materials - 1.7%
Chemicals - 1.0%
Arkema S.A. (France)	1,229	62,879
BASF SE (Germany)	47,000	2,963,690

		3,026,569

Construction Materials - 0.7%
Taiwan Cement Corp. (Taiwan)	1,899,827	2,031,087

Total Materials		5,057,656

4

Investment Portfolio - September 30, 2010 (unaudited)

International Series	Shares	Value

COMMON STOCKS (continued)
Telecommunication Services - 5.7%
Diversified Telecommunication Services - 4.2%
France Telecom S.A. (France)	155,920	$3,369,049
France Telecom S.A. - ADR (France)	38,800	835,364
Swisscom AG - ADR (Switzerland)[1]	106,400	4,283,664
Telefonica S.A. - ADR (Spain)	22,850	1,694,327
Telenor ASA - ADR (Norway)[1]	45,480	2,131,648

		12,314,052

Wireless Telecommunication Services - 1.5%
Digi.Com Berhad (Malaysia)	284,200	2,237,143
SK Telecom Co. Ltd. - ADR (South Korea)	114,190	1,994,899

		4,232,042

Total Telecommunication Services		16,546,094

Utilities - 4.1%
Electric Utilities - 1.7%
E.ON AG (Germany)	164,441	4,848,896

Multi-Utilities - 1.5%
GDF Suez (France)	51,850	1,856,178
National Grid plc (United Kingdom)	286,530	2,430,585

		4,286,763

Water Utilities - 0.9%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)*	182,000	2,783,782

Total Utilities		11,919,441

TOTAL COMMON STOCKS
(Identified Cost $246,421,996)		280,001,342

SHORT-TERM INVESTMENTS - 4.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.21%,
(Identified Cost $13,257,995)	13,257,995	13,257,995

TOTAL INVESTMENTS - 99.9%
(Identified Cost $259,679,991)		293,259,337
OTHER ASSETS, LESS LIABILITIES - 0.1%		380,648

NET ASSETS - 100%		$293,639,985

ADR - American Depository Receipt

*Non-income producing security

**Less than 0.01%

[1]Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

[2]Rate shown is the current yield as of September 30, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany - 19.6%; France - 15.9%; United Kingdom - 10.6%.

5

Investment Portfolio - September 30, 2010 (unaudited)

International Series

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$259,679,991
Unrealized appreciation	$55,597,387
Unrealized depreciation	(22,018,041)

Net unrealized appreciation	$33,579,346

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$280,001,342	$273,586,030	$6,415,312	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	13,257,995	13,257,995	—	—

Total assets:	293,259,337	286,844,025	6,415,312	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$293,259,337	$286,844,025	$6,415,312	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

6

Investment Portfolio - September 30, 2010 (unaudited)

International Series

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - September 30, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS - 95.1%
Consumer Discretionary - 12.5%
Automobiles - 2.6%
Bayerische Motoren Werke AG (BMW) (Germany)	1,752,300	$122,881,250
Suzuki Motor Corp. (Japan)	1,290,200	27,139,329

		150,020,579

Hotels, Restaurants & Leisure - 0.3%
Club Mediterranee S.A. (France)*	852,070	15,274,860

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	573,200	30,349,113

Media - 6.5%
Grupo Televisa S.A. - ADR (Mexico)	4,136,240	78,257,661
Mediaset S.p.A. (Italy)	4,111,660	29,147,193
Reed Elsevier plc (United Kingdom)	7,692,400	65,011,624
Societe Television Francaise 1 (France)	8,054,970	125,402,510
Virgin Media, Inc. (United States)	3,025,230	69,640,795

		367,459,783

Multiline Retail - 1.4%
Marks & Spencer Group plc (United Kingdom)	13,137,700	80,095,822

Textiles, Apparel & Luxury Goods - 1.2%
Adidas AG (Germany)	1,102,590	68,256,144

Total Consumer Discretionary		711,456,301

Consumer Staples - 15.5%
Beverages - 4.4%
Anheuser-Busch InBev NV (Belgium)	1,050,370	61,787,313
Cia de Bebidas das Americas - ADR (Brazil)	439,040	54,344,371
Heineken N.V. (Netherlands)	2,532,650	131,338,449

		247,470,133

Food & Staples Retailing - 5.4%
Carrefour S.A. (France)	3,017,720	162,149,895
Tesco plc (United Kingdom)	21,880,260	145,735,453

		307,885,348

Food Products - 5.7%
Danone S.A. (France)	1,476,360	88,305,062
Nestle S.A. (Switzerland)	2,293,350	122,176,637
Unilever plc - ADR (United Kingdom)	3,896,910	113,400,081

		323,881,780

Total Consumer Staples		879,237,261

Energy - 10.1%
Energy Equipment & Services - 6.8%
Calfrac Well Services Ltd. (Canada)	1,296,670	32,287,574

1

Investment Portfolio - September 30, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	4,693,170	$103,007,385
Schlumberger Ltd. (United States)	2,168,190	133,582,186
Trican Well Service Ltd. (Canada)[1]	7,415,430	118,269,226

		387,146,371

Oil, Gas & Consumable Fuels - 3.3%
Cameco Corp. (Canada)	2,735,540	75,856,524
Talisman Energy, Inc. (Canada)	6,488,650	113,515,113

		189,371,637

Total Energy		576,518,008

Financials - 6.2%
Commercial Banks - 1.0%
HSBC Holdings plc (United Kingdom)	5,796,780	58,734,519

Diversified Financial Services - 2.5%
Deutsche Boerse AG (Germany)	1,674,730	111,745,317
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	673,815	29,440,481

		141,185,798

Insurance - 2.7%
Allianz SE (Germany)	855,040	96,631,153
Willis Group Holdings plc (United Kingdom)	1,760,430	54,256,453

		150,887,606

Total Financials		350,807,923

Health Care - 13.8%
Biotechnology - 1.8%
CSL Ltd. (Australia)	3,275,520	104,634,559

Health Care Equipment & Supplies - 3.7%
Cochlear Ltd. (Australia)	872,270	59,227,130
Covidien plc (Ireland)	1,715,940	68,963,629
Mindray Medical International Ltd. - ADR (China)	891,100	26,349,827
Straumann Holding AG (Switzerland)	243,248	54,286,151

		208,826,737

Health Care Providers & Services - 4.0%
BML, Inc. (Japan)	554,500	13,915,638
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	35,555,100	41,002,586
Diagnosticos da America S.A. (Brazil)*	17,450	206,987
Sonic Healthcare Ltd. (Australia)	16,077,890	170,940,577

		226,065,788

Life Sciences Tools & Services - 3.5%
Lonza Group AG (Switzerland)	2,338,292	199,765,546

2

Investment Portfolio - September 30, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals - 0.8%
Santen Pharmaceutical Co. Ltd. (Japan)	1,230,500	$42,613,506

Total Health Care		781,906,136

Industrials - 16.4%
Aerospace & Defense - 1.1%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	2,227,150	63,228,789

Air Freight & Logistics - 2.7%
TNT N.V. (Netherlands)	5,661,030	152,110,180

Airlines - 2.3%
Ryanair Holdings plc - ADR (Ireland)	4,183,630	128,897,640

Electrical Equipment - 3.9%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	5,957,650	125,825,568
Nexans S.A. (France)	893,120	64,968,350
Yingli Green Energy Holding Co. Ltd.- ADR (China)*	2,300,560	31,839,750

		222,633,668

Industrial Conglomerates - 1.9%
Siemens AG (Germany)	1,021,850	107,863,028

Professional Services - 3.1%
Adecco S.A. (Switzerland)	1,634,529	85,415,015
Randstad Holding N.V. (Netherlands)*	1,997,449	90,744,864

		176,159,879

Road & Rail - 1.4%
All America Latina Logistica S.A. (Brazil)	5,379,340	54,874,355
Canadian National Railway Co. (Canada)	439,050	28,107,981

		82,982,336

Total Industrials		933,875,520

Information Technology - 16.1%
Communications Equipment - 1.7%
Alcatel-Lucent - ADR (France)*	29,070,460	98,258,155

IT Services - 8.1%
Accenture plc - Class A (Ireland)	2,607,630	110,798,199
Amdocs Ltd. (Guernsey)*	7,661,380	219,575,151
Cielo S.A. (Brazil)	7,249,150	62,551,767
Redecard S.A. (Brazil)	4,197,550	65,543,304

		458,468,421

Semiconductors & Semiconductor Equipment - 3.4%
Advantest Corp. (Japan)	4,859,300	96,685,401
Sumco Corp. (Japan)	2,998,400	46,764,696

3

Investment Portfolio - September 30, 2010 (unaudited)

World Opportunities Series	Shares	Value

COMMON STOCKS (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Tokyo Electron Ltd. (Japan)	1,041,080	$52,191,181

		195,641,278

Software - 2.9%
Misys plc (United Kingdom)*	12,411,604	55,684,330
SAP AG - ADR (Germany)	898,850	44,322,293
Square Enix Holdings Co. Ltd. (Japan)	2,862,700	64,160,418

		164,167,041

Total Information Technology		916,534,895

Materials - 2.9%
Chemicals - 1.0%
Johnson Matthey plc (United Kingdom)	2,087,070	57,768,328

Construction Materials - 1.7%
CRH plc (Ireland)	5,895,100	96,598,825

Paper & Forest Products - 0.2%
Norbord, Inc. (Canada)*	1,120,342	12,413,159

Total Materials		166,780,312

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
SK Telecom Co. Ltd. - ADR (South Korea)	5,160,950	90,161,796

TOTAL COMMON STOCKS
(Identified Cost $5,046,252,683)		5,407,278,152

PREFERRED STOCKS - 1.0%
Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $36,696,378)	1,048,140	56,297,838

SHORT-TERM INVESTMENTS - 3.2%
Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.21%
(Identified Cost $186,092,900)	186,092,900	186,092,900

TOTAL INVESTMENTS - 99.3%
(Identified Cost $5,269,041,961)		5,649,668,890
OTHER ASSETS, LESS LIABILITIES - 0.7%		37,772,674

NET ASSETS - 100%		$5,687,441,564

4

Investment Portfolio - September 30, 2010 (unaudited)

World Opportunities Series

ADR - American Depository Receipt

NVDR -Non-Voting Depository Receipt

*	Non-income producing security
[1]

Affiliated company as defined by the Investment Company Act of 1940. (Additional information regarding affiliated companies is included in the Series’ audited annual report and unaudited semi-annual report.)

[2]	Rate shown is the current yield as of September 30, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: France - 12.1%; United Kingdom - 11.1%; Germany - 10.7%; Switzerland - 10.3%.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$5,311,937,762
Unrealized appreciation	$553,069,326
Unrealized depreciation	(215,338,198)

Net unrealized appreciation	$337,731,128

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$5,407,278,152	$5,407,278,152	$—	$—
Preferred securities	56,297,838	56,297,838	—	—
Debt securities	—	—	—	—
Mutual funds	186,092,900	186,092,900	—	—

Total assets:	5,649,668,890	5,649,668,890	—	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$5,649,668,890	$5,649,668,890	$—	$—

5

Investment Portfolio - September 30, 2010 (unaudited)

World Opportunities Series

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS - 95.7%
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	Aa2	$845,000	$883,033
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	Aa2	365,000	379,841
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	354,457
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	447,232
Briarcliff Manor, Public Impt., Series A, G.O. Bond, AMBAC	4.000%	10/1/2025	Aa2	280,000	293,754
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa2	900,000	937,881
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa2	815,000	845,163
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	602,495
Cayuga County, Public Impt., G.O. Bond, AGM .	3.250%	4/1/2026	Aa3	670,000	663,548
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	692,325
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	Aa3	485,000	532,079
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	AAA[2]	475,000	496,840
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA2	250,000	259,865
Dryden Central School District, G.O. Bond, AGM	5.500%	6/15/2011	Aa3	200,000	206,304
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	355,736
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	393,912
East Rochester Union Free School District, G.O. Bond	3.500%	3/15/2023	AA2	380,000	396,469
Franklin Square Union Free School District, G.O. Bond, FGRNA	5.000%	1/15/2021	Aa2	520,000	525,928
Gates Chili Central School District, G.O. Bond	2.500%	6/15/2016	Aa3	555,000	583,660
Gates Chili Central School District, G.O. Bond	3.000%	6/15/2017	Aa3	590,000	632,881
Geneva, Public Impt., G.O. Bond, AGM	3.250%	5/15/2018	Aa3	590,000	634,032
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,938,140
Hampton Bays Union Free School District, G.O. Bond, AGM	4.250%	9/15/2026	Aa3	1,140,000	1,202,552
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2	2,000,000	2,053,400
Hempstead, Public Impt., Series A, G.O. Bond	4.000%	4/15/2021	Aaa	1,500,000	1,662,705
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	A2	500,000	512,215
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	1,016,720

1

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A2	$985,000	$994,180
Lake George Central School District, G.O. Bond	3.750%	7/15/2025	AA2	335,000	344,812
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3	675,000	757,262
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3	1,000,000	1,117,570
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3	1,690,000	1,821,955
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	1,946,721
Maine-Endwell Central School District, G.O. Bond, AGC	4.000%	6/15/2025	AAA[2]	1,000,000	1,053,340
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	1,032,220
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	A2	500,000	525,630
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	Aa3	750,000	793,492
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	1,075,780
Metropolitan Transportation Authority, Series A, Revenue Bond, AGM	5.000%	11/15/2030	Aa3	500,000	520,020
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A2	1,500,000	1,581,570
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3	500,000	505,580
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2030	A2	640,000	667,552
Miller Place Union Free School Disctrict, G.O. Bond	4.000%	2/15/2027	Aa2	265,000	273,363
Minisink Valley Central School District, G.O. Bond	3.500%	4/15/2025	AA2	900,000	917,775
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	405,000	419,151
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	282,246
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	A3	1,000,000	1,029,580
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa1	1,000,000	1,057,130

2

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
Nassau County, General Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3	$1,000,000	$1,121,540
Nassau County, Public Impt., Series A, G.O. Bond, AGC	5.000%	5/1/2022	Aa3	500,000	579,700
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2023	Aa2	200,000	208,304
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2024	Aa2	250,000	259,355
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,260,475
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	1,011,490
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,151,530
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa1	750,000	795,112
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	505,240
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1	750,000	767,228
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	500,000	566,925
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa2	1,000,000	1,097,590
New York City, Series B, G.O. Bond	4.250%	8/1/2037	Aa2	1,000,000	1,008,930
New York City, Series G, G.O. Bond	5.000%	8/1/2023	Aa2	1,250,000	1,390,125
New York Municipal Bond Bank Agency, Series A1, Revenue Bond, AGM	5.000%	5/15/2017	AAA[2]	215,000	250,017
New York Municipal Bond Bank Agency, Series B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	433,474
New York Municipal Bond Bank Agency, Series B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	218,885
New York Municipal Bond Bank Agency, Series B1, Revenue Bond, AGM	5.000%	4/15/2018	AAA[2]	1,000,000	1,160,120
New York Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	2,030,500
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	979,452
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	519,140

3

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	$1,000,000	$1,097,830
New York State Dormitory Authority, Education, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,641,764
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,069,360
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2018	Aa3	250,000	291,528
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2021	Aa3	250,000	288,608
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,546,200
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	1,500,000	1,551,000
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	143,997
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,395,972
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,072,400
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	313,488
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	641,592
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,020,260
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,049,900
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,533,915
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA[2]	750,000	838,515
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series A, Revenue Bond	5.200%	6/15/2015	Aaa	25,000	25,094
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	468,279

4

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	Aa3	$65,000	$66,503
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa2	320,000	331,632
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA[2]	300,000	315,012
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	AA2	1,500,000	1,687,200
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa3	750,000	791,340
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa2	1,000,000	1,024,490
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3	500,000	554,255
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	300,000	332,553
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1	340,000	361,077
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	500,000	544,795
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1	1,000,000	1,072,320
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA2	2,350,000	2,662,808
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa2	475,000	488,267
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa2	500,000	543,520
New York State, Series A, G.O. Bond	4.500%	3/1/2040	Aa2	1,500,000	1,533,495
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa2	700,000	747,677
Niagara County, Series B, G.O. Bond, NATL	5.200%	1/15/2011	Baa1	400,000	405,312
Niagara Falls City School District, G.O. Bond, AGM	4.375%	9/15/2029	AAA[2]	885,000	908,762
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	Aa3	610,000	671,201
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	Aa3	850,000	924,060
Niskayuna Central School District, G.O Bond, AGC	4.000%	4/15/2022	Aa2	400,000	430,480

5

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)

Palmyra Macedon Central School District, G.O. Bond	3.750%	6/15/2024	Aa3	$500,000	$522,360
Penfield Central School District, G.O. Bond	4.000%	6/15/2024	Aa2	1,025,000	1,101,137
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	182,863
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A1	850,000	896,512
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A1	450,000	473,832
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2	500,000	500,735
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	505,735
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa2	3,000,000	3,436,200
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2	495,000	530,571
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa2	1,000,000	1,080,580
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	400,000	412,896
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A2	425,000	447,474
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa2	435,000	448,354
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa2	510,000	523,586
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa2	410,000	420,984
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3	1,180,000	1,294,696
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aa3	250,000	300,120
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2	95,000	115,355
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA2	330,000	342,094
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,031,310
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA2	1,200,000	1,259,280
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	1,010,591
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	863,017
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA2	425,000	432,778

6

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

NEW YORK MUNICIPAL BONDS (continued)
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA2	$700,000	$707,791
Schenectady, G.O. Bond, NATL	5.300%	2/1/2011	A1	250,000	253,662
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3	490,000	519,532
Schuylerville Central School District, G.O. Bond, AGM	4.000%	6/15/2025	AAA[2]	500,000	537,675
Somers Central School District, G.O. Bond, NATL	4.000%	12/1/2023	Aa2	400,000	416,904
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	A2	750,000	770,708
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	95,000	96,347
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2031	AAA[2]	290,000	308,511
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2032	AAA[2]	250,000	264,168
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,207,349
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	1,015,350
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,196,389
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	669,907
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1	1,000,000	1,026,610
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa2	1,000,000	1,052,410
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	612,246
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	607,374
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	A1	690,000	706,194
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	A1	990,000	1,011,770
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	219,898
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	1,090,000	1,111,353
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	354,054

7

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount/ Shares	Value

NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA	[2]	$1,695,000	$1,793,649
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2		750,000	808,395
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2		305,000	315,946
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa2		900,000	961,866
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA .	5.000%	11/15/2032	Aa3		1,000,000	1,046,580
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA2		560,000	589,014
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2		605,000	665,331
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2		865,000	959,095
Village of Fayetteville, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/15/2025	AAA[2]		555,000	583,133
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	Aa2		500,000	517,650
West Seneca Central School District, G.O. Bond, AGM	5.000%	5/1/2011	Aa3		300,000	308,292
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa		15,000	15,733
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	1,077,550
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa2		726,000	785,793
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2		685,000	742,924
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2023	A2		1,125,000	1,170,304
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2030	A2		1,095,000	1,112,783

TOTAL MUNICIPAL BONDS
(Identified Cost $128,457,130)						135,174,989

SHORT-TERM INVESTMENTS - 3.6%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $5,080,302)					5,080,302	5,080,302

TOTAL INVESTMENTS - 99.3% (Identified Cost $133,537,432)						140,255,291
OTHER ASSETS, LESS LIABILITIES - 0.7%						930,226

NET ASSETS - 100%						$141,185,517

8

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 33.4%; AGM -16.4%.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$133,537,432
Unrealized appreciation	$6,732,223
Unrealized depreciation	(14,364)

Net unrealized appreciation	$6,717,859

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

9

Investment Portfolio - September 30, 2010 (unaudited)

New York Tax Exempt Series

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	135,174,989	—	135,174,989	—
Mutual funds	5,080,302	5,080,302	—	—

Total assets:	140,255,291	5,080,302	135,174,989	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$140,255,291	$5,080,302	$135,174,989	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]		Principal Amount	Value

MUNICIPAL BONDS - 95.7%
ALABAMA - 1.2%
Alabama State, Series C, G.O. Bond	3.250%	6/1/2021	Aa1		$1,500,000	$1,553,595
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[2]	665,000	692,498
Hoover Board of Education, Special Tax Warrants, NATL	5.250%	2/15/2017	Aa2		500,000	509,305
Odenville Utilities Board, Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1		500,000	505,435

						3,260,833

ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 1, Revenue Bond, NATL	4.100%	6/1/2017	Aa3		455,000	485,476

ARIZONA - 2.7%
Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	Aa2		680,000	738,045
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2		2,215,000	2,275,359
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1		1,500,000	1,605,210
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,797,053
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aa3		1,200,000	1,205,364

						7,621,031

ARKANSAS - 0.9%
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1		1,000,000	1,040,820
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2		1,000,000	1,019,570
Hot Springs, Public Impt., Revenue Bond, AGC.	4.625%	12/1/2037	AAA	[3]	500,000	525,725

						2,586,115

CALIFORNIA - 3.2%
California State, G.O. Bond	5.250%	2/1/2023	A1		500,000	574,410
California State, G.O. Bond	4.750%	12/1/2028	A1		795,000	795,056
California State, Various Purposes Impt., G.O. Bond, AMBAC	4.250%	12/1/2035	A1		1,140,000	1,016,926
Campbell Union School District, G.O. Bond, AGM	4.375%	8/1/2027	Aa2		1,810,000	1,859,974

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
CALIFORNIA (continued)
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1	$435,000	$449,807
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1	425,000	439,458
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2	840,000	850,685
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1	1,395,000	1,369,834
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1	1,570,000	1,596,235

					8,952,385

COLORADO - 0.9%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2	1,420,000	1,433,802
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A3	1,000,000	1,009,030

					2,442,832

CONNECTICUT - 0.6%
Stamford, G.O. Bond	4.400%	2/15/2026	Aa1	1,545,000	1,593,606

DELAWARE - 1.0%
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa	1,500,000	1,588,545
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,333,297

					2,921,842

DISTRICT OF COLUMBIA - 0.9%
District of Columbia, Series A, G.O. Bond, FGRNA	4.750%	6/1/2033	Aa2	2,500,000	2,561,575

FLORIDA - 5.1%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,845,000	1,912,287
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, AGM	4.500%	6/1/2025	Aa1	1,280,000	1,337,190

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1	$2,000,000	$2,312,040
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1	1,000,000	1,060,780
Fort Lauderdale, Water Utility Impt., Revenue Bond	4.500%	9/1/2038	Aa1	1,000,000	1,010,960
Miami-Dade County, Water & Sewer Systems, Revenue Bond, AGM	5.000%	10/1/2039	Aa2	1,500,000	1,584,885
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa	1,020,000	1,090,911
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AAA[3]	1,000,000	1,048,380
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2	1,000,000	1,063,680
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, AGM	5.000%	10/1/2028	Aa2	510,000	530,150
Winter Park, Electric Impt., Series A, Revenue Bond, AGM	5.000%	10/1/2029	Aa3	1,000,000	1,065,630
Winter Park, Impt., Revenue Bond	5.000%	12/1/2034	Aa2	250,000	265,273

					14,282,166

GEORGIA - 2.4%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa2	350,000	354,931
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3	1,500,000	1,526,535
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	A1	310,000	311,770
Dekalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa1	1,000,000	1,040,050
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa2	1,000,000	1,056,520
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	5,000	5,374
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa	1,270,000	1,326,185
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa	195,000	209,469
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR2	1,000,000	1,003,640

					6,834,474

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

ILLINOIS - 2.5%

Chicago, Series A, G.O. Bond, AGM	4.750%	1/1/2038	Aa3	$1,500,000	$1,517,970
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3	520,000	528,596
Illinois State, G.O. Bond	5.000%	12/1/2027	A1	600,000	609,198
Illinois State, G.O. Bond, NATL	5.250%	10/1/2018	A1	2,000,000	2,123,420
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA3	1,115,000	1,162,075
Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	Aa3	1,000,000	1,034,950

					6,976,209

INDIANA - 4.2%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A3	1,450,000	1,584,415
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A3	1,015,000	1,033,209
Frankfort High School Elementary School Building Corp., Revenue Bond, AGM	4.750%	7/15/2025	Aa3	1,500,000	1,606,395
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1	1,000,000	1,026,920
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3	1,000,000	1,109,680
La Porte County, G.O. Bond, FGRNA	5.200%	1/15/2018	A1	300,000	309,303
Noblesville, Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aa2	550,000	577,192
North Lawrence Community Schools Building Corp., Revenue Bond, AGM	5.000%	7/15/2020	Aa3	450,000	482,180
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A3	645,000	669,387
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1	3,000,000	3,363,240

					11,761,921

IOWA - 2.0%

Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa	440,000	448,430
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1	425,000	460,632
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa	425,000	443,615

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

IOWA (continued)
Linn-Mar Community School District, Revenue Bond	4.625%	7/1/2029	A2	$1,000,000	$1,039,050
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa	995,000	1,072,670
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aaa	2,075,000	2,154,016

					5,618,413

KANSAS - 3.2%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGRNA	4.000%	9/1/2022	Aa3	1,000,000	1,026,490
Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa	1,000,000	939,120
Miami County Unified School District No. 416 Louisburg, G.O Bond, NATL	5.000%	9/1/2018	Baa1	2,000,000	2,220,000
Scott County, G.O. Bond	4.750%	4/1/2040	A3	1,000,000	1,037,960
Sedgwick County Unified School District No. 265, G.O. Bond, AGM	5.000%	10/1/2025	Aa3	1,090,000	1,183,795
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3	1,000,000	1,071,360
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.200%	9/1/2020	Aa3	700,000	744,961
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.250%	9/1/2021	Aa3	580,000	613,460

					8,837,146

KENTUCKY - 1.4%
Lexington-Fayette Urban County Government Public Facilities Corp., Revenue Bond, NATL	4.000%	10/1/2018	Aa2	1,655,000	1,784,438
Lexington-Fayette Urban County Government, Series A, Revenue Bond	3.625%	7/1/2020	Aa3	1,000,000	1,083,730
Louisville & Jefferson County Metropolitan Sewer District, Series A, Revenue Bond, AGC	4.250%	5/15/2038	Aa3	1,000,000	1,002,540

					3,870,708

LOUISIANA - 0.7%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2	660,000	687,106
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2	1,090,000	1,131,649

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

LOUISIANA (continued)
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	A3	$300,000	$300,318

					2,119,073

MARYLAND - 1.5%
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1	345,000	367,028
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1	1,770,000	1,880,218
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa	1,000,000	1,048,490
Maryland State, State and Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa	750,000	819,773

					4,115,509

MASSACHUSETTS - 3.8%
Beverly, Municipal Purpose Loan, G.O. Bond	4.500%	1/15/2035	AA3	695,000	715,718
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1	1,000,000	1,119,160
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aaa	1,000,000	1,048,510
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aaa	410,000	428,716
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa	850,000	896,682
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa	850,000	891,676
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa2	500,000	528,200
Massachusetts State, Series C, G.O. Bond, AMBAC	5.500%	12/1/2023	Aa1	1,000,000	1,258,090
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa1	1,000,000	1,164,000
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1	2,000,000	2,051,660
Plymouth, Prerefunded Balance, G.O. Bond, NATL	5.250%	10/15/2020	Aa1	100,000	101,207
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa2	400,000	407,372

					10,610,991

MICHIGAN - 3.6%
Bendle Public School District, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa2	640,000	651,367
Detroit City School District, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2	750,000	750,690

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

MICHIGAN (continued)
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A1	$1,500,000	$1,430,220
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A1	2,000,000	2,108,300
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3	1,200,000	1,241,748
Muskegon Public Schools, G.O. Bond, AGM	5.000%	5/1/2020	Aa2	1,000,000	1,092,260
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2	1,695,000	1,713,289
Warren Woods Public Schools, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2026	Aa2	1,015,000	1,049,398

					10,037,272

MINNESOTA - 2.1%
Brooklyn Center Independent School District No. 286, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2	1,105,000	1,162,084
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa	1,500,000	1,594,170
Minnesota State, G.O. Bond	5.000%	8/1/2013	Aa1	2,000,000	2,245,100
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA[3]	555,000	578,660
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa	175,000	201,371

					5,781,385

MISSISSIPPI - 0.2%
Biloxi Public School District, Prerefunded Balance, Revenue Bond, NATL	5.000%	4/1/2017	A1	500,000	511,620

MISSOURI - 1.8%
Columbia, Water & Electric, Series A, Revenue Bond	4.125%	10/1/2033	AA3	995,000	1,010,343
Missouri State, Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa	2,375,000	2,836,534
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3	1,015,000	1,066,623

					4,913,500

NEBRASKA - 1.7%
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa2	2,640,000	2,692,087

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
NEBRASKA (continued)
Omaha Public Power District, Series AA, Revenue Bonds, FGRNA	4.500%	2/1/2034	Aa2	$1,950,000	$1,974,414

					4,666,501

NEVADA - 3.1%
Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aaa	3,000,000	3,176,940
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa1	1,500,000	1,532,040
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa1	2,040,000	2,351,406
Nevada State, Project Nos. 66 & 67, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa1	125,000	132,700
North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	Aa2	1,500,000	1,591,335

					8,784,421

NEW HAMPSHIRE - 0.3%
New Hampshire Municipal Bond Bank, Series D, Revenue Bond	4.625%	7/15/2039	Aa2	835,000	870,796

NEW JERSEY - 2.3%
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2028	Aa2	835,000	871,590
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2029	Aa2	1,000,000	1,039,100
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	Aa3	930,000	997,453
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond .	3.700%	10/1/2018	Aaa	540,000	573,496
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Revenue Bond, AGM	4.250%	12/15/2022	Aa3	2,000,000	2,001,180
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2	1,000,000	1,018,310

					6,501,129

NEW MEXICO - 0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1	690,000	735,933

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
NEW YORK - 4.7%
Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3	$2,225,000	$2,320,341
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	2,590,000	2,982,463
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1	750,000	767,227
New York Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	1,015,250
New York State Dormitory Authority, University of Rochester, Series E, Revenue Bond	4.000%	7/1/2022	Aa3	930,000	991,129
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	WR2	1,000,000	1,118,130
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	1,000,000	1,032,240
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA3	2,000,000	2,062,620
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.375%	7/15/2040	AA3	855,000	868,261

					13,157,661

NORTH CAROLINA - 1.8%
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	1,000,000	1,043,430
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa	1,455,000	1,546,374
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,062,410
North Carolina State, Highway Impt., Revenue Bond, NATL	4.000%	3/1/2018	Aa2	1,355,000	1,499,145

					5,151,359

NORTH DAKOTA - 0.7%
Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa1	1,840,000	1,917,059

OHIO - 3.2%
Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3	660,000	678,751
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2	1,000,000	1,014,810

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
OHIO (continued)
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	$1,000,000	$1,143,770
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2	1,450,000	1,612,704
Newark City School District, G.O. Bond, FGRNA	4.250%	12/1/2027	A1	500,000	510,595
Ohio State, Conservation Project, Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,145,770
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	Aa2	2,500,000	2,488,650
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	A1	325,000	349,395

					8,944,445

OKLAHOMA - 1.1%
Oklahoma City Water Utilities Trust, Series A, Revenue Bond	4.125%	7/1/2039	Aa1	1,000,000	1,012,050
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aaa	2,000,000	2,136,960

					3,149,010

OREGON - 2.4%
Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1	870,000	922,191
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,443,910
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	571,989
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3	1,120,000	1,275,288
Washington County School District No. 15 Forest Grove, Prerefunded Balance, G.O. Bond, AGM	5.500%	6/15/2017	Aa1	500,000	518,205

					6,731,583

PENNSYLVANIA - 3.0%
Allegheny County, Series C-62B, G.O. Bond	5.000%	11/1/2029	A1	750,000	815,580
Erie Water Authority, Series 2006, Revenue Bond, AGM	5.000%	12/1/2036	AAA[3]	1,000,000	1,060,310
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A3	1,000,000	1,004,780
Lancaster School District, G.O. Bond, AGM	5.000%	6/1/2019	Aa3	1,200,000	1,379,388

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
PENNSYLVANIA (continued)
Pennsylvania Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aa3	$530,000	$556,574
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	A3	20,000	24,159
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AMRAG	5.000%	8/1/2021	Aa3	1,000,000	1,106,140
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A3	855,000	865,610
Uniontown Area School District, G.O. Bond, AGM	4.350%	10/1/2034	Aa3	1,500,000	1,503,270

					8,315,811

RHODE ISLAND - 1.2%
Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1	1,000,000	1,042,130
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1	1,000,000	1,003,870
Rhode Island State, Series B, G.O. Bond	5.000%	4/1/2023	Aa2	1,110,000	1,284,425

					3,330,425

SOUTH CAROLINA - 5.0%
Beaufort County School District, Series B, G.O. Bond, SCSDE	5.000%	3/1/2017	Aa1	1,000,000	1,192,090
Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa1	790,000	829,950
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aaa	1,000,000	1,173,440
Columbia, Water Utility Impt., Revenue Bond	5.000%	2/1/2027	Aa1	1,750,000	2,000,898
Lexington, Waterworks & Sewer System, Revenue Bond, AGC	5.000%	1/15/2039	Aa3	1,565,000	1,653,000
Richland County School District No. 1, Series B, G.O. Bond, SCSDE	4.450%	3/1/2026	Aa1	1,005,000	1,072,546
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aa3	2,000,000	2,043,580
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa	1,250,000	1,330,300
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1	1,500,000	1,540,695

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1	$1,000,000	$1,012,790

					13,849,289

TENNESSEE - 0.3%
Claiborne County, Series A, G.O. Bond	4.125%	4/1/2030	A3	750,000	777,780

TEXAS - 5.1%
Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aaa	1,020,000	1,130,313
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa	750,000	796,072
Canyon Independent School District, G.O. Bond	4.700%	2/15/2025	AAA[3]	1,440,000	1,566,216
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2	2,340,000	2,350,179
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA[3]	1,845,000	2,122,470
Fort Bend County, G.O. Bond, NATL	4.750%	3/1/2031	Aa1	1,000,000	1,048,990
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa	1,220,000	1,263,029
McKinney, Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa2	1,000,000	1,040,360
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1	1,400,000	1,435,154
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa	1,000,000	1,083,910
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa	500,000	508,370

					14,345,063

UTAH - 2.1%
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1	1,240,000	1,259,728
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aa2	1,500,000	1,584,525
Ogden, Water Utility Impt., Revenue Bond, AGM	4.500%	6/15/2038	Aa3	750,000	756,278
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa	1,100,000	1,220,681
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa2	795,000	838,820

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

MUNICIPAL BONDS (continued)
UTAH (continued)
Utah State Building Ownership Authority, Series C, Revenue Bond, AGM	5.500%	5/15/2011	Aa1	$300,000	$309,222

					5,969,254

VERMONT - 0.4%
Vermont State, Series D, G.O. Bond	4.500%	7/15/2025	Aaa	1,000,000	1,094,080

VIRGINIA - 2.7%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa	2,000,000	2,198,860
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa	1,500,000	1,570,050
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	Aa2	2,500,000	2,603,325
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	Aa2	685,000	720,072
Richmond, Series B, G.O. Bond, AGM	4.750%	7/15/2023	Aa2	400,000	419,900

					7,512,207

WASHINGTON - 4.8%
Franklin County, G.O. Bond, FGRNA	5.125%	12/1/2022	A3	1,000,000	1,062,920
Grant County Public Utility District No. 2 Priest Rapids, Series A, Revenue Bond, NATL	5.000%	1/1/2043	Aa3	1,000,000	1,033,530
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa	2,420,000	2,747,596
King County, Sewer Impt., G.O. Bond, FGRNA .	5.000%	1/1/2035	Aa1	1,255,000	1,310,044
King County, Sewer Impt., Revenue Bond, AGM	5.000%	1/1/2024	Aa2	1,460,000	1,639,128
King County, Sewer Impt., Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa2	1,070,000	1,086,435
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa1	2,000,000	2,109,060
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2	1,275,000	1,351,946
Washington State, Motor Vehicle Fuel Tax, Series B, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1	1,000,000	1,111,400

					13,452,059

WEST VIRGINIA - 0.3%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGRNA	4.250%	11/1/2026	A3	820,000	838,803

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount/ Shares	Value

MUNICIPAL BONDS (continued)
WISCONSIN - 2.8%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A3	$1,500,000	$1,537,635
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1	1,195,000	1,341,794
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1	1,000,000	1,031,630
Milwaukee County Metropolitan Sewer District, Series F, G.O. Bond	5.000%	10/1/2018	Aaa	1,050,000	1,265,082
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa2	450,000	474,696
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	Aa2	500,000	509,995
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1	870,000	887,617
Wisconsin State, Transportation, Series A, Revenue Bond, AGM	5.000%	7/1/2025	Aa2	700,000	757,680

					7,806,129

WYOMING - 0.3%
Wyoming Municipal Power Agency, Series A, Revenue Bond	5.375%	1/1/2042	A2	710,000	747,580

TOTAL MUNICIPAL BONDS (Identified Cost $253,649,478)					267,344,459

SHORT-TERM INVESTMENTS - 3.1%
Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $8,603,708)				8,603,708	8,603,708

TOTAL INVESTMENTS - 98.8% (Identified Cost $262,253,186)					275,948,167
OTHER ASSETS, LESS LIABILITIES - 1.2%					3,341,759

NET ASSETS - 100%					$279,289,926

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

AMRAG (AMBAC reinsured by AGC)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of September 30, 2010, there is no rating available.

3Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

NATL - 31.3%; AGM - 19.6%.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$262,253,186
Unrealized appreciation	$13,925,914
Unrealized depreciation	(230,933)

Net unrealized appreciation	$13,694,981

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Investment Portfolio - September 30, 2010 (unaudited)

Diversified Tax Exempt Series

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	267,344,459	—	267,344,459	—
Mutual funds	8,603,708	8,603,708	—	—

Total Assets:	275,948,167	8,603,708	267,344,459	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$275,948,167	$8,603,708	$267,344,459	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS - 88.4%
Non-Convertible Corporate Bonds - 88.4%
Consumer Discretionary - 15.7%
Hotels, Restaurants & Leisure - 5.3%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[2] , 9.125%, 8/1/2018	B2	$660,000	$693,000
Scientific Games Corp.[2] , 7.875%, 6/15/2016	B1	1,450,000	1,471,750
Scientific Games International, Inc., 9.25%, 6/15/2019	B1	1,000,000	1,062,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3	1,700,000	1,808,375
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1	570,000	667,999
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1	2,260,000	2,357,686

			8,061,310

Media - 9.1%
Cablevision Systems Corp., Series B, 8.625%, 9/15/2017	B1	2,030,000	2,233,000
Columbus International, Inc. (Barbados)[2] , 11.50%, 11/20/2014	B2	1,770,000	1,955,496
Interactive Data Corp.[2] , 10.25%, 8/1/2018	Caa1	925,000	989,750
MDC Partners, Inc. (Canada)[2] , 11.00%, 11/1/2016	B2	955,000	1,021,850
Sirius XM Radio, Inc.[2] , 9.75%, 9/1/2015	B1	940,000	1,035,175
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 8.125%, 12/1/2017	B1	525,000	750,598
Unitymedia Hessen GmbH & Co. KG (Germany)[2] , 8.125%, 12/1/2017	B1	650,000	676,000
UPC Holding B.V. (Netherlands)[2] , 9.875%, 4/15/2018	B2	1,935,000	2,060,775
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019 .	Ba3	935,000	1,026,162
WMG Acquisition Corp., 9.50%, 6/15/2016	Ba2	1,105,000	1,182,350
XM Satellite Radio, Inc.[2] , 11.25%, 6/15/2013	B2	965,000	1,059,088

			13,990,244

Specialty Retail - 1.3%
Toys R Us Property Co. LLC[2] , 8.50%, 12/1/2017	Ba1	1,885,000	1,993,387

Total Consumer Discretionary			24,044,941

Consumer Staples - 4.5%
Beverages - 2.6%
CEDC Finance Corp. International, Inc.[2] , 9.125%, 12/1/2016	B1	1,885,000	2,026,375
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,830,000	2,019,863

			4,046,238

Food & Staples Retailing - 0.5%
Ingles Markets, Inc., 8.875%, 5/15/2017	B1	640,000	689,600

Personal Products - 1.4%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B3	2,055,000	2,157,750

Total Consumer Staples			6,893,588

1

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 17.9%
Energy Equipment & Services - 5.3%
Cie Generale de Geophysique - Veritas (France), 7.50%, 5/15/2015	Ba3	$2,000,000	$2,035,000
Complete Production Services, Inc., 8.00%, 12/15/2016	B1	2,150,000	2,214,500
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	Ba3	1,340,000	1,308,175
Key Energy Services, Inc., 8.375%, 12/1/2014	B1	1,150,000	1,213,250
Thermon Industries, Inc.[2] , 9.50%, 5/1/2017	B1	1,355,000	1,415,975

			8,186,900

Oil, Gas & Consumable Fuels - 12.6%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	B2	920,000	895,850
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	B3	1,185,000	1,173,150
Arch Coal, Inc., 8.75%, 8/1/2016	BB3	725,000	799,312
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	611,000	617,874
Chaparral Energy, Inc., 8.875%, 2/1/2017	Caa1	1,495,000	1,453,888
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,115,000	1,290,613
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 9.00%, 4/1/2015	Ba3	670,000	706,850
Coffeyville Resources LLC - Coffeyville Finance, Inc.[2] , 10.875%, 4/1/2017	B3	640,000	675,200
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B3	1,330,000	1,393,175
Linn Energy LLC - Linn Energy Finance Corp.[2] , 7.75%, 2/1/2021.	B2	1,455,000	1,467,731
Martin Midstream Partners LP - Martin Midstream Finance Corp.[2] , 8.875%, 4/1/2018	B3	1,360,000	1,366,800
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[2] , 8.875%, 3/15/2018	B1	970,000	1,037,900
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	2,130,000	2,327,025
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1	1,410,000	1,491,075
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,940,000	2,134,000
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3	485,000	511,675

			19,342,118

Total Energy			27,529,018

Financials - 10.1%
Capital Markets - 0.9%
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2	1,650,000	1,400,437

Commercial Banks - 0.5%
Wilmington Trust Corp., 8.50%, 4/2/2018	Ba1	755,000	767,575

2

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance - 2.8%
American Express Co.[4] , 6.80%, 9/1/2066	Baa2	$2,940,000	$2,940,000
Credit Acceptance Corp.[2] , 9.125%, 2/1/2017	B1	1,215,000	1,275,750

			4,215,750

Insurance - 1.5%
Hartford Financial Services Group, Inc.[4] , 8.125%, 6/15/2038	Ba1	2,250,000	2,272,500

Real Estate Investment Trusts (REITS) - 4.4%
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba2	2,495,000	2,675,888
Felcor Lodging LP, 10.00%, 10/1/2014	B2	1,370,000	1,488,163
Host Hotels & Resorts LP, 6.875%, 11/1/2014	BB3	665,000	686,612
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1	550,000	563,063
Omega Healthcare Investors, Inc.[2] , 7.50%, 2/15/2020	Ba2	1,335,000	1,400,081

			6,813,807

Total Financials			15,470,069

Health Care - 9.4%
Health Care Equipment & Supplies - 3.4%
Alere, Inc., 7.875%, 2/1/2016	B2	1,725,000	1,763,812
Alere, Inc., 9.00%, 5/15/2016	B3	983,000	1,012,490
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3	965,000	989,125
Fresenius US Finance II, Inc.[2] , 9.00%, 7/15/2015	Ba1	1,270,000	1,447,800

			5,213,227

Health Care Providers & Services - 4.0%
BioScrip, Inc., 10.25%, 10/1/2015	B3[3]	1,285,000	1,313,912
HCA, Inc., 7.875%, 2/15/2020	Ba3	1,170,000	1,279,688
Health Management Associates, Inc., 6.125%, 4/15/2016	BB3	1,935,000	1,954,350
LifePoint Hospitals, Inc.[2] , 6.625%, 10/1/2020	Ba1	1,500,000	1,530,000

			6,077,950

Life Sciences Tools & Services - 0.9%
PharmaNet Development Group, Inc.[2] , 10.875%, 4/15/2017	B3	1,350,000	1,393,875

Pharmaceuticals - 1.1%
Valeant Pharmaceuticals International[2] , 7.625%, 3/15/2020	Ba3	1,395,000	1,771,650

Total Health Care			14,456,702

Industrials - 13.1%
Aerospace & Defense - 2.2%
BE Aerospace, Inc., 6.875%, 10/1/2020	Ba3	1,500,000	1,530,000
GeoEye, Inc., 9.625%, 10/1/2015	Ba3	945,000	1,031,231
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/2017	B3[3]	750,000	795,000

			3,356,231

3

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 1.8%
Continental Airlines, Inc.[2] , 6.75%, 9/15/2015	Ba2	$1,495,000	$1,515,556
Delta Air Lines, Inc.[2] , 9.50%, 9/15/2014	Ba2	1,176,000	1,275,960

			2,791,516

Building Products - 1.8%
Building Materials Corp. of America[2] , 6.875%, 8/15/2018	B1	825,000	810,563
Building Materials Corp. of America[2] , 7.50%, 3/15/2020	B1	645,000	648,225
Owens Corning, 9.00%, 6/15/2019	Ba1	1,140,000	1,348,507

			2,807,295

Commercial Services & Supplies - 2.3%
ACCO Brands Corp., 10.625%, 3/15/2015	B1	910,000	1,016,925
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba2	1,072,000	1,114,880
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B3	1,290,000	1,373,850

			3,505,655

Industrial Conglomerates - 1.5%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	2,250,000	2,238,750

Machinery - 0.7%
Case New Holland, Inc.[2] , 7.875%, 12/1/2017	Ba3	1,000,000	1,086,250

Marine - 2.3%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[2] , 8.875%, 11/1/2017	Ba3	2,195,000	2,315,725
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	B3	1,185,000	1,187,963

			3,503,688

Road & Rail - 0.5%
RailAmerica, Inc., 9.25%, 7/1/2017	BB3	773,000	847,401

Total Industrials			20,136,786

Information Technology - 3.8%
Communications Equipment - 1.9%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	B1	1,580,000	1,149,450
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	B1	1,775,000	1,837,125

			2,986,575

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	645,000	680,475
Advanced Micro Devices, Inc.[2] , 7.75%, 8/1/2020	Ba3	760,000	784,700

4

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[2] , 10.50%, 4/15/2018	B2	$1,360,000	$1,438,200

			2,903,375

Total Information Technology			5,889,950

Materials - 4.9%
Chemicals - 2.4%
Ferro Corp., 7.875%, 8/15/2018	B2	1,470,000	1,525,125
Rhodia S.A. (France)[2] , 6.875%, 9/15/2020	BB3	1,535,000	1,565,700
Solutia, Inc., 7.875%, 3/15/2020	B2	645,000	689,344

			3,780,169

Containers & Packaging - 0.9%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[2] , 8.50%, 5/15/2018	Caa1	1,375,000	1,344,062

Metals & Mining - 0.9%
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	1,300,000	1,352,000

Paper & Forest Products - 0.7%
Georgia-Pacific LLC[2] , 8.25%, 5/1/2016	Ba2	1,000,000	1,111,250

Total Materials			7,587,481

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 4.2%
Clearwire Communications LLC - Clearwire Finance, Inc.[2] , 12.00%, 12/1/2015	Caa1	1,000,000	1,080,000
Clearwire Communications LLC - Clearwire Finance, Inc.[2] , 12.00%, 12/1/2015	Caa1	275,000	296,313
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	1,500,000	1,567,500
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[2] , 8.875%, 1/15/2015	B3	1,395,000	1,436,850
Wind Acquisition Finance S.A. (Luxembourg)[2] , 11.75%, 7/15/2017	B2	1,800,000	2,017,125

			6,397,788

Wireless Telecommunication Services - 3.2%
CC Holdings GS V LLC - Crown Castle GS III Corp.[2] , 7.75%, 5/1/2017	Baa3	1,315,000	1,453,075
NII Capital Corp., 8.875%, 12/15/2019	B1	1,845,000	2,050,256
SBA Telecommunications, Inc., 8.00%, 8/15/2016	Ba3	1,300,000	1,397,500

			4,900,831

Total Telecommunication Services			11,298,619

5

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Utilities - 1.6%
Independent Power Producers & Energy Traders - 1.6%
Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, 6/30/2017	Ba1	$779,134	$833,673
Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, 12/30/2028	Ba1	477,404	527,532
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[2] , 10.875%, 6/1/2016	Ba3	945,000	1,032,412

Total Utilities			2,393,617

TOTAL CORPORATE BONDS
(Identified Cost $129,246,195)			135,700,771

PREFERRED STOCKS - 2.8%
Financials - 2.8%
Commercial Banks - 0.9%
Wells Fargo & Co., Series K	Ba1	1,335,000	1,405,087

Diversified Financial Services - 1.9%
Bank of America Corp.	Ba3	1,410,000	1,454,472
JPMorgan Chase & Co., Series 1	Baa1	1,275,000	1,366,328

			2,820,800

TOTAL PREFERRED STOCKS
(Identified Cost $3,817,513)			4,225,887

MUTUAL FUNDS - 3.4%
iShares iBoxx High Yield Corporate Bond Fund
(Identified Cost $5,017,834)		58,390	5,236,999

SHORT-TERM INVESTMENTS - 3.6%
Dreyfus Cash Management, Inc. - Institutional Shares[5] , 0.21%,
(Identified Cost $5,504,554)		5,504,554	5,504,554

TOTAL INVESTMENTS - 98.2%
(Identified Cost $143,586,096)			150,668,211
OTHER ASSETS, LESS LIABILITIES - 1.8%			2,809,912

NET ASSETS - 100%			$153,478,123

6

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series

[1]	Credit ratings from Moody’s (unaudited).
[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $55,376,172, or 36.1%, of the Series’ net assets as of September 30, 2010.

[3]	Credit ratings from S&P (unaudited).
[4]	The coupon rate is floating and is the stated rate as of September 30, 2010.
[5]	Rate shown is the current yield as of September 30, 2010.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$143,586,096
Unrealized appreciation	$7,209,320
Unrealized depreciation	(127,205)

Net unrealized appreciation	$7,082,115

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	4,225,887	—	4,225,887	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	—	—	—	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	135,700,771	—	135,700,771	—
Convertible corporate debt	—	—	—	—
Asset backed securities	—	—	—	—
Commercial mortgage backed securities	—	—	—	—
Mutual funds	10,741,553	10,741,553	—	—

Total assets	150,668,211	10,741,553	139,926,658	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total:	$150,668,211	$10,741,553	$139,926,658	$—

7

Investment Portfolio - September 30, 2010 (unaudited)

High Yield Bond Series

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of December 31, 2009 (market value)	$1,239,608
Accrued discounts/premiums	9,095
Change in unrealized appreciation/depreciation ***	(14,604)
Net realized gain	155,747
Net purchases/sales	(1,389,846)

Balance as of September 30, 2010 (market value)	—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at September 30, 2010 was $0.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS - 79.5%

Convertible Corporate Bonds - 1.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp., 2.00%, 4/15/2021	A3		$305,000	$310,719

Health Care - 0.6%
Biotechnology - 0.5%
Amgen, Inc., Series B, 0.375%, 2/1/2013	A3		530,000	525,362

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., Series B, 1.625%, 4/15/2013	A1		120,000	119,850

Total Health Care				645,212

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., Series B, 1.75%, 12/1/2013	A	[2]	395,000	543,619

Total Convertible Corporate Bonds
(Identified Cost $1,502,680)				1,499,550

Non-Convertible Corporate Bonds - 78.1%
Consumer Discretionary - 11.7%
Hotels, Restaurants & Leisure - 2.4%
International Game Technology, 7.50%, 6/15/2019	Baa2		1,095,000	1,301,320
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		1,250,000	1,248,309

				2,549,629

Household Durables - 1.0%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		1,000,000	1,046,968

Media - 5.1%
Comcast Corp., 6.50%, 11/15/2035	Baa1		925,000	1,034,024
Comcast Corp., 6.95%, 8/15/2037	Baa1		665,000	779,772
DIRECTV Holdings LLC, 5.20%, 3/15/2020	Baa2		965,000	1,044,501
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		965,000	1,050,289
Time Warner, Inc., 7.625%, 4/15/2031	Baa2		850,000	1,053,864
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	596,516

				5,558,966

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2		670,000	808,214

Specialty Retail - 2.0%
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1		1,065,000	1,212,593
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1		745,000	904,558

				2,117,151

Textiles, Apparel & Luxury Goods - 0.5%
VF Corp., 5.95%, 11/1/2017	A3		485,000	566,757

Total Consumer Discretionary				12,647,685

1

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 4.1%
Beverages - 1.6%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	$680,000	$800,509
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	730,000	972,561

			1,773,070

Food & Staples Retailing - 0.6%
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	251,038
The Kroger Co., 6.15%, 1/15/2020	Baa2	335,000	398,066

			649,104

Food Products - 1.9%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	896,000
Grupo Bimbo SAB de CV (Mexico)[3] , 4.875%, 6/30/2020	Baa2	500,000	521,955
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	666,138

			2,084,093

Total Consumer Staples			4,506,267

Energy - 6.4%
Energy Equipment & Services - 3.7%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	791,257
Baker Hughes, Inc., 5.125%, 9/15/2040	A2	1,000,000	1,041,487
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	1,645,000	2,145,934

			3,978,678

Oil, Gas & Consumable Fuels - 2.7%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	791,550
Hess Corp., 5.60%, 2/15/2041	Baa2	1,050,000	1,095,571
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	1,000,000	1,096,806

			2,983,927

Total Energy			6,962,605

Financials - 25.2%
Capital Markets - 5.8%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,010,000	1,055,660
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	830,000	800,103
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2	1,285,000	1,090,644
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	765,355
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	805,000	787,065
Morgan Stanley, 5.55%, 4/27/2017	A2	1,727,000	1,830,012

			6,328,839

Commercial Banks - 6.6%
Household Finance Co., 6.375%, 11/27/2012	A3	785,000	858,563
HSBC Finance Corp., 7.00%, 5/15/2012	A3	1,025,000	1,108,393

2

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
KeyBank National Association, 5.45%, 3/3/2016	A3	$1,050,000	$1,125,727
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,135,000	1,324,570
PNC Bank National Association, 5.25%, 1/15/2017	A2	880,000	951,306
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	715,000	731,266
Wachovia Corp., 5.25%, 8/1/2014	A2	945,000	1,027,187

			7,127,012

Consumer Finance - 1.0%
American Express Co., 8.125%, 5/20/2019	A3	795,000	1,026,667

Diversified Financial Services - 3.1%
Bank of America Corp., 7.625%, 6/1/2019	A2	845,000	1,002,045
Citigroup, Inc., 8.50%, 5/22/2019	A3	1,190,000	1,471,246
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	785,000	909,706

			3,382,997

Insurance - 1.8%
American International Group, Inc., 4.25%, 5/15/2013	A3	660,000	681,450
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,260,000	1,300,189

			1,981,639

Real Estate Investment Trusts (REITS) - 6.9%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1	720,000	833,798
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,044,678
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	828,138
HCP, Inc., 6.70%, 1/30/2018	Baa3	940,000	1,034,388
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	419,018
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	874,721
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	890,000	1,009,276
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,383,772

			7,427,789

Total Financials			27,274,943

Health Care - 2.3%
Health Care Equipment & Supplies - 0.6%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	535,000	648,598

Pharmaceuticals - 1.7%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	805,046
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	870,000	998,870

			1,803,916

Total Health Care			2,452,514

3

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials - 14.0%
Aerospace & Defense - 1.3%
The Boeing Co., 6.00%, 3/15/2019	A2		$500,000	$603,280
Honeywell International, Inc., 5.30%, 3/1/2018	A2		690,000	807,056

				1,410,336

Air Freight & Logistics - 0.9%
FedEx Corp., 8.00%, 1/15/2019	Baa2		790,000	1,025,656

Airlines - 2.1%
Continental Airlines Pass Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2		300,296	315,311
Delta Air Lines Pass Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	BBB	[2]	295,000	308,275
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1		166,574	174,687
Delta Air Lines, Inc., 6.20%, 7/2/2018	Baa2		500,000	520,000
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3		910,000	984,298

				2,302,571

Commercial Services & Supplies - 1.0%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3		830,000	1,040,317

Industrial Conglomerates - 3.9%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3		1,145,000	1,139,275
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2		350,000	388,492
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2		740,000	822,687
General Electric Co., 5.25%, 12/6/2017	Aa2		370,000	416,435
Textron, Inc., 7.25%, 10/1/2019	Baa3		1,245,000	1,474,563

				4,241,452

Machinery - 1.8%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		660,000	836,779
John Deere Capital Corp., 5.50%, 4/13/2017	A2		225,000	262,560
John Deere Capital Corp., 5.75%, 9/10/2018	A2		700,000	828,751

				1,928,090

Road & Rail - 3.0%
CSX Corp., 6.00%, 10/1/2036	Baa3		730,000	813,841
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3		1,595,000	1,601,130
Union Pacific Corp., 5.65%, 5/1/2017	Baa2		705,000	811,908

				3,226,879

Total Industrials				15,175,301

4

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 6.8%
Communications Equipment - 1.1%
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	$1,065,000	$1,230,815

Computers & Peripherals - 2.8%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,224,205
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	802,917
International Business Machines Corp., 5.60%, 11/30/2039	A1	909,000	1,046,025

			3,073,147

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc., 4.25%, 8/15/2020	Baa1	500,000	524,213

IT Services - 1.0%
The Western Union Co.[3] , 5.253%, 4/1/2020	A3	945,000	1,022,213

Software - 1.4%
Oracle Corp., 5.00%, 7/8/2019	A2	700,000	803,611
Oracle Corp.[3] , 3.875%, 7/15/2020	A2	675,000	706,612

			1,510,223

Total Information Technology			7,360,611

Materials - 4.0%
Chemicals - 0.7%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	670,000	807,047

Metals & Mining - 2.1%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	660,000	649,211
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	994,136
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	Baa3	490,000	617,057

			2,260,404

Paper & Forest Products - 1.2%
International Paper Co., 7.50%, 8/15/2021	Baa3	1,065,000	1,274,074

Total Materials			4,341,525

Telecommunication Services - 1.4%
Wireless Telecommunication Services - 1.4%
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	745,000	823,024
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	250,000	258,282
SBA Tower Trust[3] , 5.101%, 4/15/2017	A2	375,000	405,954

Total Telecommunication Services			1,487,260

Utilities - 2.2%
Electric Utilities - 1.9%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	643,142
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	410,339

5

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Electric Utilities (continued)
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	$855,000	$974,351

			2,027,832

Multi-Utilities - 0.3%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	335,000	385,753

Total Utilities			2,413,585

Total Non-Convertible Corporate Bonds
(Identified Cost $76,050,402)			84,622,296

TOTAL CORPORATE BONDS
(Identified Cost $77,553,082)			86,121,846

PREFERRED STOCKS - 1.2%

Financials - 1.2%
Commercial Banks - 0.3%
PNC Financial Services Group, Inc., Series K	Baa3	290,000	308,035

Diversified Financial Services - 0.9%
JPMorgan Chase & Co., Series 1	Baa1	965,000	1,034,123

TOTAL PREFERRED STOCKS
(Identified Cost $1,252,721)			1,342,158

ASSET-BACKED SECURITIES - 1.1%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.010%, 4/16/2012	Aaa	$32,725	33,206
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.210%, 3/17/2014	Aaa	39,319	40,379
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 2.007%, 4/15/2013	Aaa	50,000	50,855
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.290%, 3/25/2016	Aaa	370,000	408,383
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.740%, 2/25/2017	Aaa	595,000	620,977

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $1,079,572)			1,153,800

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.5%
American Tower Trust, Series 2007-1A, Class AFX[3] , 5.420%, 4/15/2037	Aaa	400,000	439,553

6

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Credit Rating[1]		Principal Amount/ Shares	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4] , 5.928%, 5/10/2045	AAA	[2]	$100,000	$109,686
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	108,250
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		100,000	106,720
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4] , 5.907%, 9/11/2038	Aaa		100,000	111,638
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4] , 5.919%, 3/15/2049	Aaa		110,000	121,691
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4] , 5.961%, 6/10/2046	AAA	[2]	155,000	171,744
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4] , 5.363%, 12/15/2044	Aaa		150,000	165,178
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4] , 6.062%, 4/15/2045	Aaa		100,000	110,860
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4] , 6.080%, 6/15/2038	Aaa		150,000	165,271
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4] , 5.414%, 7/12/2046	Aaa		125,000	132,876
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4] , 5.376%, 11/14/2042	Aaa		100,000	110,349
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[2]	100,000	108,167
Vornado DP LLC, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA	[2]	245,000	252,038
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.374%, 10/15/2044	Aaa		150,000	165,375
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4] , 5.923%, 5/15/2043	Aaa		115,000	126,856
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, 6.011%, 6/15/2045	Aaa		150,000	165,095

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $2,555,053)				2,671,347

MUTUAL FUNDS - 4.8%
iShares iBoxx Investment Grade Corporate Bond Fund
(Identified Cost $4,523,436)			46,150	5,219,104

U.S. GOVERNMENT AGENCIES - 8.1%

Mortgage-Backed Securities - 8.1%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			$2,245,100	2,426,187
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			145,884	157,119

7

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series	Principal Amount/ Shares	Value

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	$169,416	$183,723
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	225,399	244,434
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	2,346,088	2,535,320
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	147,186	159,149
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	1,348,107	1,456,844
Freddie Mac Gold Pool, 6.00%, 1/1/2023	129,462	140,339
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	727,206	785,805
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	229,823	249,491
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	157,317	170,780
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	226,335	245,705

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $8,775,728)		8,754,896

SHORT-TERM INVESTMENTS - 1.7%

Dreyfus Cash Management, Inc. - Institutional Shares[5] , 0.21%,
(Identified Cost $1,802,176)	1,802,176	1,802,176

TOTAL INVESTMENTS - 98.9%
(Identified Cost $97,541,768)		107,065,327
OTHER ASSETS, LESS LIABILITIES - 1.1%		1,195,658

NET ASSETS - 100%		$108,260,985

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $5,567,158, or 5.1% of the Series’ net assets as of September 30, 2010.

[4]	The coupon rate is floating and is the stated rate as of September 30, 2010.
[5]	Rate shown is the current yield as of September 30, 2010.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$97,541,768
Unrealized appreciation	$9,628,895
Unrealized depreciation	(105,336)

Net unrealized appreciation	$9,523,559

8

Investment Portfolio - September 30, 2010 (unaudited)

Core Bond Series

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:

Equity securities*	$—	$—	$—	$—
Preferred securities	1,342,158	—	1,342,158	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	8,754,896	—	8,754,896	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	84,622,296	—	84,622,296	—
Convertible corporate debt	1,499,550	—	1,499,550	—
Asset backed securities	1,153,800	—	1,153,800	—
Commercial mortgage backed securities	2,671,347	—	2,671,347	—
Mutual funds	7,021,280	7,021,280		—

Total assets:	107,065,327	7,021,280	100,044,047	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$107,065,327	$7,021,280	$100,044,047	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

9

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS - 84.7%

Convertible Corporate Bonds - 1.5%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3% Carnival Corp., 2.00%, 4/15/2021	A3	$1,680,000	$1,711,500

Health Care - 0.7%
Biotechnology - 0.6%
Amgen, Inc., Series B, 0.375%, 2/1/2013	A3	3,270,000	3,241,387

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., Series B, 1.625%, 4/15/2013	A1	665,000	664,169

Total Health Care			3,905,556

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., Series B, 1.75%, 12/1/2013	A2	1,685,000	2,318,982

Total Convertible Corporate Bonds (Identified Cost $7,810,029)			7,936,038

Non-Convertible Corporate Bonds - 83.2%
Consumer Discretionary - 13.1%
Hotels, Restaurants & Leisure - 2.1%
Cedar Fair LP - Canada’s Wonderland Co. - Magnum Management Corp.[3] , 9.125%, 8/1/2018	B2	1,000,000	1,050,000
International Game Technology, 7.50%, 6/15/2019	Baa2	5,505,000	6,542,252
Scientific Games International, Inc., 9.25%, 6/15/2019	B1	1,000,000	1,062,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3	1,000,000	1,063,750
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1	405,000	474,631
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1	800,000	834,579

			11,027,712

Household Durables - 1.9%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3	4,485,000	4,916,372
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	5,000,000	5,234,840

			10,151,212

Media - 6.0%
Cablevision Systems Corp., Series B, 8.625%, 9/15/2017	B1	1,965,000	2,161,500
Columbus International, Inc. (Barbados)[3] , 11.50%, 11/20/2014	B2	900,000	994,320
Comcast Corp., 6.50%, 11/15/2035	Baa1	4,540,000	5,075,103
Comcast Corp., 6.95%, 8/15/2037	Baa1	1,855,000	2,175,155
DIRECTV Holdings LLC, 5.20%, 3/15/2020	Baa2	4,710,000	5,098,029
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	4,875,000	5,305,862
MDC Partners, Inc. (Canada)[3] , 11.00%, 11/1/2016	B2	500,000	535,000
Sirius XM Radio, Inc.[3] , 9.75%, 9/1/2015	B1	1,405,000	1,547,256
Time Warner, Inc., 7.625%, 4/15/2031	Baa2	4,105,000	5,089,543

1

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3] , 8.125%, 12/1/2017	B1	$600,000	$857,826
UPC Holding B.V. (Netherlands)[3] , 9.875%, 4/15/2018	B2	1,405,000	1,496,325
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	Ba3	1,000,000	1,130,000
WMG Acquisition Corp., 9.50%, 6/15/2016	Ba2	1,000,000	1,070,000

			32,535,919

Multiline Retail - 0.7%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,890,282

Specialty Retail - 1.8%
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,325,000	4,924,380
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,854,996
Toys R Us Property Co. LLC[3] , 8.50%, 12/1/2017	Ba1	920,000	972,900

			9,752,276

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,289,530

Total Consumer Discretionary			70,646,931

Consumer Staples - 3.1%
Beverages - 1.3%
CEDC Finance Corp. International, Inc.[3] , 9.125%, 12/1/2016	B1	1,215,000	1,306,125
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,205,000	1,330,019
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	3,330,000	4,436,476

			7,072,620

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., 8.875%, 5/15/2017	B1	395,000	425,612

Food Products - 1.5%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	3,260,000	3,818,249
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,256,208

			8,074,457

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,846

Personal Products - 0.2%
Revlon Consumer Products Corp., 9.75%, 11/15/2015	B3	1,215,000	1,275,750

Total Consumer Staples			16,877,285

Energy - 8.2%
Energy Equipment & Services - 3.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	4,026,477

2

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	Ba3	$1,000,000	$1,022,500
Complete Production Services, Inc., 8.00%, 12/15/2016	B1	1,155,000	1,189,650
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	Ba3	500,000	488,125
Key Energy Services, Inc., 8.375%, 12/1/2014	B1	1,000,000	1,055,000
Thermon Industries, Inc.[3] , 9.50%, 5/1/2017	B1	830,000	867,350
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa2	6,175,000	8,055,405

			16,704,507

Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Ba1	5,825,000	6,360,486
Apache Corp., 6.90%, 9/15/2018	A3	2,275,000	2,858,376
Aquilex Holdings LLC - Aquilex Finance Corp., 11.125%, 12/15/2016	B3	740,000	732,600
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	694,000	701,807
Chaparral Energy, Inc., 8.875%, 2/1/2017	Caa1	1,055,000	1,025,988
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,000,000	1,157,500
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3] , 9.00%, 4/1/2015	Ba3	415,000	437,825
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3] , 10.875%, 4/1/2017	B3	395,000	416,725
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B3	1,000,000	1,047,500
Hess Corp., 5.60%, 2/15/2041	Baa2	5,125,000	5,347,430
Linn Energy LLC - Linn Energy Finance Corp.[3] , 7.75%, 2/1/2021.	B2	1,045,000	1,054,144
Martin Midstream Partners LP - Martin Midstream Finance Corp.[3] , 8.875%, 4/1/2018	B3	840,000	844,200
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3] , 8.875%, 3/15/2018	B1	605,000	647,350
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	1,535,000	1,676,988
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B1	750,000	793,125
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,180,000	1,298,000
Whiting Petroleum Corp., 7.00%, 2/1/2014	Ba3	1,000,000	1,055,000

			27,455,044

Total Energy			44,159,551

Financials - 25.1%
Capital Markets - 4.7%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	3,450,000	3,325,731
Goldman Sachs Capital II4 , 5.793%, 12/29/2049	Baa2	4,205,000	3,568,994

3

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating [1]	Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	$3,385,000	$3,754,679
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	4,510,000	4,753,594
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	1,785,000	1,745,230
Morgan Stanley, 5.55%, 4/27/2017	A2	3,544,000	3,755,393
Morgan Stanley, 5.50%, 1/26/2020	A2	4,485,000	4,609,912

			25,513,533

Commercial Banks - 6.2%
Household Finance Co., 6.375%, 11/27/2012	A3	4,335,000	4,741,237
KeyBank National Association, 5.45%, 3/3/2016	A3	4,640,000	4,974,642
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	5,665,000	6,611,180
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,252,198
PNC Bank National Association, 5.25%, 1/15/2017	A2	5,640,000	6,097,009
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	89,047
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	3,580,000	3,661,445
Wachovia Corp., 5.25%, 8/1/2014	A2	4,500,000	4,891,365

			33,318,123

Consumer Finance - 1.8%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	5,081,679
American Express Co.[4] , 6.80%, 9/1/2066	Baa2	3,445,000	3,445,000
Credit Acceptance Corp.[3] , 9.125%, 2/1/2017	B1	1,000,000	1,050,000

			9,576,679

Diversified Financial Services - 3.3%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,990,464
Bank of America Corp., 7.625%, 6/1/2019	A2	3,315,000	3,931,099
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,110,000	5,081,362
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,983,102

			17,986,027

Insurance - 1.6%
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	1,899,800
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,035,000	5,195,596
Hartford Financial Services Group, Inc.[4] , 8.125%, 6/15/2038	Ba1	1,615,000	1,631,150

			8,726,546

Real Estate Investment Trusts (REITS) - 7.5%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1	4,380,000	5,072,272
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	4,977,585
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,273,407
Digital Realty Trust LP3 , 5.875%, 2/1/2020	Baa2	1,000,000	1,063,123
DuPont Fabros Technology LP, 8.50%, 12/15/2017	Ba2	1,475,000	1,581,937

4

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Felcor Lodging LP, 10.00%, 10/1/2014	B2	$1,000,000	$1,086,250
HCP, Inc., 6.70%, 1/30/2018	Baa3	4,500,000	4,951,858
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	4,390,000	4,905,298
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1	740,000	757,575
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,171,606
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,681,953
Omega Healthcare Investors, Inc.[3] , 7.50%, 2/15/2020	Ba2	1,000,000	1,048,750
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,129,739

			40,701,353

Total Financials			135,822,261

Health Care - 4.4%
Biotechnology - 0.9%
Amgen, Inc., 3.45%, 10/1/2020	A3	5,000,000	5,033,555

Health Care Equipment & Supplies - 1.3%
Alere, Inc., 9.00%, 5/15/2016	B3	1,600,000	1,648,000
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	3,350,000	4,061,316
Fresenius US Finance II, Inc.[3] , 9.00%, 7/15/2015	Ba1	1,000,000	1,140,000

			6,849,316

Health Care Providers & Services - 0.7%
BioScrip, Inc., 10.25%, 10/1/2015	B3	795,000	812,888
HCA, Inc., 8.50%, 4/15/2019	Ba3	1,000,000	1,115,000
Health Management Associates, Inc., 6.125%, 4/15/2016	BB2	1,050,000	1,060,500
LifePoint Hospitals, Inc.[3] , 6.625%, 10/1/2020	Ba1	1,000,000	1,020,000

			4,008,388

Life Sciences Tools & Services - 0.2%
PharmaNet Development Group, Inc.[3] , 10.875%, 4/15/2017	B3	825,000	851,812

Pharmaceuticals - 1.3%
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	600,811
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	4,420,000	5,074,717
Valeant Pharmaceuticals International[3] , 7.625%, 3/15/2020	Ba3	1,000,000	1,270,000

			6,945,528

Total Health Care			23,688,599

Industrials - 14.0%
Aerospace & Defense - 1.1%
BE Aerospace, Inc., 6.875%, 10/1/2020	Ba3	1,000,000	1,020,000
The Boeing Co., 6.00%, 3/15/2019	A2	3,465,000	4,180,730

5

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/2017	B3	$525,000	$556,500

			5,757,230

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	Baa2	435,000	564,760

Airlines - 1.7%
Continental Airlines Pass Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	351,290	368,854
Continental Airlines, Inc.[3] , 6.75%, 9/15/2015	Ba2	1,000,000	1,013,750
Delta Air Lines Pass Through Trust, Series 2001-1, Class A-2, 7.111%, 9/18/2011	BBB[2]	1,245,000	1,301,025
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 8/10/2022	Baa1	1,218,838	1,278,195
Delta Air Lines, Inc.[3] , 9.50%, 9/15/2014	Ba2	898,000	974,330
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,245,461

			9,181,615

Building Products - 0.4%
Building Materials Corp. of America[3] , 6.875%, 8/15/2018	B1	630,000	618,975
Building Materials Corp. of America[3] , 7.50%, 3/15/2020	B1	400,000	402,000
Owens Corning, 9.00%, 6/15/2019	Ba1	1,095,000	1,295,277

			2,316,252

Commercial Services & Supplies - 1.3%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba2	900,000	936,000
Garda World Security Corp. (Canada)[3] , 9.75%, 3/15/2017	B3	800,000	852,000
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,930,000	4,925,838

			6,713,838

Industrial Conglomerates - 3.8%
GE Capital Trust I4 , 6.375%, 11/15/2067	Aa3	3,545,000	3,527,275
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,386,448
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	3,105,000	3,396,584
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	4,107,876
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,363,550
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,488,831

			20,270,564

Machinery - 1.9%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,291,662
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,447,000

6

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
John Deere Capital Corp., 5.75%, 9/10/2018	A2	$3,795,000	$4,493,014

			10,231,676

Marine - 0.4%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3] , 8.875%, 11/1/2017	Ba3	1,530,000	1,614,150
United Maritime Group LLC - United Maritime Group Finance Corp., 11.75%, 6/15/2015	B3	740,000	741,850

			2,356,000

Road & Rail - 3.3%
CSX Corp., 6.00%, 10/1/2036	Baa3	4,530,000	5,050,275
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa3	7,865,000	7,895,225
RailAmerica, Inc., 9.25%, 7/1/2017	BB2	710,000	778,338
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,232,288

			17,956,126

Total Industrials			75,348,061

Information Technology - 4.6%
Communications Equipment - 1.5%
Alcatel-Lucent USA, Inc., 6.50%, 1/15/2028	B1	1,000,000	722,500
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	3,705,000	4,281,850
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	B1	1,280,000	1,324,800
Nokia Corp. (Finland), 5.375%, 5/15/2019	A2	1,500,000	1,637,512

			7,966,662

Computers & Peripherals - 1.0%
International Business Machines Corp., 5.60%, 11/30/2039	A1	4,506,000	5,185,243

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc., 4.25%, 8/15/2020	Baa1	2,500,000	2,621,063

IT Services - 1.0%
The Western Union Co.[3] , 5.253%, 4/1/2020	A3	4,810,000	5,203,011

Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc., 8.125%, 12/15/2017	Ba3	1,475,000	1,556,125
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[3] , 10.50%, 4/15/2018	B2	830,000	877,725

			2,433,850

Software - 0.2%
Oracle Corp.[3] , 3.875%, 7/15/2020	A2	1,325,000	1,387,054

Total Information Technology			24,796,883

7

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 5.1%
Chemicals - 1.2%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	$3,435,000	$4,137,623
Ferro Corp., 7.875%, 8/15/2018	B2	1,030,000	1,068,625
Rhodia S.A. (France)[3] , 6.875%, 9/15/2020	BB2	1,000,000	1,020,000
Solutia, Inc., 7.875%, 3/15/2020	B2	400,000	427,500

			6,653,748

Metals & Mining - 2.5%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,149,284
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,964,269
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,097,845
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	2,000,000	2,030,070
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	805,000	837,200
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	Baa3	2,709,000	3,411,444

			13,490,112

Paper & Forest Products - 1.4%
Georgia-Pacific LLC[3] , 8.25%, 5/1/2016	Ba2	1,100,000	1,222,375
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,376,348

			7,598,723

Total Materials			27,742,583

Telecommunication Services - 2.7%
Diversified Telecommunication Services - 0.7%
Clearwire Communications LLC - Clearwire Finance, Inc.[3] , 12.00%, 12/1/2015	Caa1	410,000	442,800
Clearwire Communications LLC - Clearwire Finance, Inc.[3] , 12.00%, 12/1/2015	Caa1	370,000	398,675
Inmarsat Finance plc (United Kingdom)[3] , 7.375%, 12/1/2017	Ba2	1,000,000	1,045,000
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3] , 8.875%, 1/15/2015	B3	995,000	1,024,850
Wind Acquisition Finance S.A. (Luxembourg)[3] , 11.75%, 7/15/2017	B2	1,080,000	1,210,275

			4,121,600

Wireless Telecommunication Services - 2.0%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3] , 7.75%, 5/1/2017	Baa3	1,000,000	1,105,000
Crown Castle Towers LLC[3] , 6.113%, 1/15/2020	A2	4,070,000	4,496,251
Crown Castle Towers LLC[3] , 4.883%, 8/15/2020	A2	610,000	630,208
NII Capital Corp., 10.00%, 8/15/2016	B1	1,000,000	1,137,500
SBA Telecommunications, Inc., 8.00%, 8/15/2016	Ba3	1,000,000	1,075,000

8

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
SBA Tower Trust[3] , 5.101%, 4/15/2017	A2	$2,095,000	$2,267,928

			10,711,887

Total Telecommunication Services			14,833,487

Utilities - 2.9%
Electric Utilities - 2.6%
Allegheny Energy Supply Co. LLC[3] , 5.75%, 10/15/2019	Baa3	2,385,000	2,466,880
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,720,245
Exelon Generation Co. LLC, 4.00%, 10/1/2020	A3	4,000,000	4,004,232
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,692,278

			13,883,635

Independent Power Producers & Energy Traders - 0.2%
Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, 6/30/2017	Ba1	389,120	416,358
Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, 12/30/2028	Ba1	487,147	538,297

			954,655

Multi-Utilities - 0.1%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	770,000	886,655

Total Utilities			15,724,945

Total Non-Convertible Corporate Bonds
(Identified Cost $404,069,473)			449,640,586

TOTAL CORPORATE BONDS
(Identified Cost $411,879,502)			457,576,624

PREFERRED STOCKS - 2.2%

Financials - 2.2%
Commercial Banks - 1.0%
PNC Financial Services Group, Inc., Series K	Baa3	1,850,000	1,965,052
Wells Fargo & Co., Series K	Ba1	3,145,000	3,310,112

			5,275,164

Diversified Financial Services - 1.2%
Bank of America Corp., Series K	Ba3	3,350,000	3,455,659
JPMorgan Chase & Co., Series 1	Baa1	2,985,000	3,198,815

			6,654,474

TOTAL PREFERRED STOCKS
(Identified Cost $10,895,654)			11,929,638

9

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]		Principal Amount	Value

ASSET-BACKED SECURITIES - 1.2%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.010%, 4/16/2012	Aaa		$196,353	$199,239
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.210%, 3/17/2014	Aaa		196,596	201,894
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 2.007%, 4/15/2013	Aaa		300,000	305,129
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.290%, 3/25/2016	Aaa		2,585,000	2,853,165
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3] , 3.740%, 2/25/2017	Aaa		2,360,000	2,463,034
SLM Student Loan Trust, Series 2002-4, Class A4[4] , 0.432%, 3/15/2017	Aaa		423,312	422,993

TOTAL ASSET-BACKED SECURITIES (Identified Cost $6,010,937)				6,445,454

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.2%

Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4] , 5.928%, 5/10/2045	AAA[2]		400,000	438,746
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	362,637
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		375,000	400,202
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4] , 5.907%, 9/11/2038	Aaa		545,000	608,426
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.540%, 9/11/2041	AAA	[2]	525,000	573,987
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4] , 5.919%, 3/15/2049	Aaa		575,000	636,114
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4] , 5.961%, 6/10/2046	AAA	[2]	900,000	997,221
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4] , 5.363%, 12/15/2044	Aaa		820,000	902,976
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4] , 6.062%, 4/15/2045	Aaa		330,000	365,837
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4] , 6.080%, 6/15/2038	Aaa		645,000	710,666
Merrill Lynch - Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4[4] , 5.414%, 7/12/2046	Aaa		605,000	643,118
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4] , 5.376%, 11/14/2042	Aaa		385,000	424,843
OBP Depositor LLC Trust, Series 2010-OBP, Class A3 , 4.646%, 7/15/2045	AAA	[2]	420,000	454,299

10

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Credit Rating[1]	Principal Amount/ Shares	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC, Series 2010-VNO, Class A2FX3 , 4.004%, 9/13/2028	AAA[2]	$1,195,000	$1,229,328
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4] , 5.374%, 10/15/2044	Aaa	820,000	904,048
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4] , 5.923%, 5/15/2043	Aaa	770,000	849,384
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, 6.011%, 6/15/2045	Aaa	900,000	990,572

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $11,006,915)			11,492,404

FOREIGN GOVERNMENT BONDS - 0.7%

Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019
(Identified Cost $5,176,107)	Ba1	4,000,000	3,888,486

MUTUAL FUNDS - 2.5%
iShares iBoxx High Yield Corporate Bond Fund		45,810	4,108,699
iShares iBoxx Investment Grade Corporate Bond Fund		81,330	9,197,610
John Hancock Preferred Income Fund		10,500	212,625

TOTAL MUTUAL FUNDS
(Identified Cost $10,547,858)			13,518,934

U.S. GOVERNMENT AGENCIES - 4.0%

Mortgage-Backed Securities - 4.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		$5,445,353	5,884,567
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		354,331	381,618
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		411,756	446,527
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		545,889	591,988
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		5,691,853	6,150,949
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		385,188	416,497
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		3,277,591	3,541,957
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020		1,767,806	1,910,256
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022		557,713	605,442
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022		382,124	414,826
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023		314,740	341,184
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023		548,626	595,577
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023		295,548	318,100

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $21,649,971)			21,599,488

11

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series	Shares	Value

SHORT-TERM INVESTMENTS - 1.0%
Dreyfus Cash Management, Inc. - Institutional Shares[5] , 0.21%,
(Identified Cost $5,507,136)	5,507,136	$5,507,136

TOTAL INVESTMENTS - 98.5%
(Identified Cost $482,674,080)		531,958,164
OTHER ASSETS, LESS LIABILITIES - 1.5%		8,236,282

NET ASSETS - 100%		$540,194,446

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT SEPTEMBER 30, 2010:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Depreciation
10/29/2010	EUR3,740,000	$5,097,495	$5,033,666	$(63,829)

* Less	than 0.1%
EUR	- Euro currency

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have   been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $57,744,094, or 10.7%, of the Series’ net assets as of September 30, 2010.

4The coupon rate is floating and is the stated rate as of September 30, 2010.

5Rate shown is the current yield as of September 30, 2010.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$482,674,080
Unrealized appreciation	$50,906,365
Unrealized depreciation	(1,622,281)

Net unrealized appreciation	$49,284,084

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

12

Investment Portfolio - September 30, 2010 (unaudited)

Core Plus Bond Series

Description	9/30/10	Level 1	Level 2	Level 3
Assets:

Equity securities*	$—	$—	$—	$—
Preferred securities	11,929,638	—	11,929,638	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	21,599,488	—	21,599,488	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	449,640,586	—	449,640,586	—
Convertible corporate debt	7,936,038	—	7,936,038	—
Asset backed securities	6,445,454	—	6,445,454	—
Commercial mortgage backed securities	11,492,404	—	11,492,404	—
Foreign government bonds	3,888,486	—	3,888,486	—
Mutual funds	19,026,070	19,026,070	—	—

Total assets:	531,958,164	19,026,070	512,932,094	—

Liabilities:
Other financial instruments**:
Forward foreign currency exchange contracts	(63,829)	—	(63,829)	—

Total liabilities:	(63,829)	—	(63,829)	—

Total	$531,894,335	$19,026,070	$512,868,265	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of December 31, 2009 (market value)	$ 244,111
Accrued discounts/premiums	2,483
Change in unrealized appreciation/depreciation ***	(1,848)
Net realized gain	44,810
Net purchases/sales	(289,556)

Balance as of September 30, 2010 (market value)	$ —

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

***The change in unrealized appreciation (depreciation) on securities still held at September 30, 2010 was $0.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

13

Investment Portfolio - September 30, 2010 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS - 95.5%
Consumer Discretionary - 3.4%
Hotels, Restaurants & Leisure - 2.9%
Choice Hotels International, Inc.	31,000	$1,130,260
Hyatt Hotels Corp. - Class A*	34,690	1,297,059

		2,427,319

Household Durables - 0.5%
Lennar Corp. - Class A	30,000	461,400

Total Consumer Discretionary		2,888,719

Financials - 92.1%
Real Estate Management & Development - 2.0%
CB Richard Ellis Group, Inc. - Class A*	46,600	851,848
Renhe Commercial Holdings Co. Ltd. (Cayman Islands)	1,900,000	355,078
Thomas Properties Group, Inc.	122,000	435,540

		1,642,466

REITS - Apartments - 22.9%
American Campus Communities, Inc.	71,210	2,167,632
Apartment Investment & Management Co. - Class A	131,000	2,800,780
Associated Estates Realty Corp.	57,000	796,860
AvalonBay Communities, Inc.	25,070	2,605,525
Camden Property Trust	49,710	2,384,589
Equity Residential	52,000	2,473,640
Home Properties, Inc.	43,540	2,303,266
Mid-America Apartment Communities, Inc.	20,430	1,190,661
UDR, Inc.	127,550	2,693,856

		19,416,809

REITS - Diversified - 7.5%
Digital Realty Trust, Inc.	42,940	2,649,398
DuPont Fabros Technology, Inc.	113,500	2,854,525
Lexington Realty Trust	120,000	859,200

		6,363,123

REITS - Health Care - 12.4%
Cogdell Spencer, Inc.	257,400	1,626,768
HCP, Inc.	70,790	2,547,024
Health Care REIT, Inc.	42,020	1,989,227
Healthcare Realty Trust, Inc.	96,990	2,268,596
National Health Investors, Inc.	20,300	894,418
Omega Healthcare Investors, Inc.	52,230	1,172,564

		10,498,597

REITS - Hotels - 9.1%
DiamondRock Hospitality Co.*	79,410	753,601
Host Hotels & Resorts, Inc.	182,030	2,635,794

1

Investment Portfolio - September 30, 2010 (unaudited)

Real Estate Series	Shares	Value

COMMON STOCKS (continued)
Financials (continued)
REITS - Hotels (continued)
LaSalle Hotel Properties	47,540	$1,111,961
Pebblebrook Hotel Trust*	175,000	3,151,750

		7,653,106

REITS - Manufactured Homes - 2.5%
Equity Lifestyle Properties, Inc.	39,030	2,126,354

REITS - Office Property - 17.5%
Alexandria Real Estate Equities, Inc.	36,920	2,584,400
BioMed Realty Trust, Inc.	235,710	4,223,923
Boston Properties, Inc.	32,120	2,669,814
Corporate Office Properties Trust	90,740	3,385,510
Douglas Emmett, Inc.	51,000	893,010
Mack-Cali Realty Corp.	33,400	1,092,514

		14,849,171

REITS - Regional Malls - 3.1%
Simon Property Group, Inc.	28,000	2,596,720

REITS - Shopping Centers - 5.1%
Acadia Realty Trust	64,750	1,230,250
Equity One, Inc.	43,000	725,840
Tanger Factory Outlet Centers	50,110	2,362,186

		4,318,276

REITS - Single Tenant - 5.7%
National Retail Properties, Inc.	93,700	2,352,807
Realty Income Corp.	73,920	2,492,582

		4,845,389

REITS - Storage - 4.3%
Public Storage	24,700	2,396,888
Sovran Self Storage, Inc.	33,000	1,250,700

		3,647,588

Total Financials		77,957,599

TOTAL COMMON STOCKS (Identified Cost $68,278,569)		80,846,318

MUTUAL FUNDS - 0.4%

iShares Dow Jones US Real Estate Index Fund (Identified Cost $299,071)	6,600	349,008

2

Investment Portfolio - September 30, 2010 (unaudited)

Real Estate Series	Shares	Value

SHORT-TERM INVESTMENTS - 2.1%

Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.21% (Identified Cost $1,775,492)	1,775,492	$1,775,492

TOTAL INVESTMENTS - 98.0%
(Identified Cost $70,353,132)		$82,970,818
OTHER ASSETS, LESS LIABILITIES - 2.0%		1,720,975

NET ASSETS - 100%		$84,691,793

REITS - Real Estate Investment Trusts

*Non-income producing security

1Rate shown is the current yield as of September 30, 2010.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$70,357,628
Unrealized appreciation	$13,037,495
Unrealized depreciation	(424,305)

Net unrealized appreciation	$12,613,190

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

3

Investment Portfolio - September 30, 2010 (unaudited)

Real Estate Series

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$80,846,318	$80,846,318	$—	$—
Preferred securities	—	—	—	—
Debt securities:
Mutual funds	2,124,500	2,124,500	—	—

Total assets:	82,970,818	82,970,818	—	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$82,970,818	$82,970,818	$—	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - September 30, 2010 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES - 98.1%
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	$200,000	$204,584
American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1	150,000	165,338
Avon, Public Impt., Series B, G.O. Bond	5.000%	12/1/2023	Aa1	100,000	113,871
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	233,202
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	25,000	26,808
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2029	Aa2	200,000	206,668
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	103,897
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa1	110,000	130,959
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	513,715
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1	355,000	412,790
Cincinnati City School District, G.O. Bond	4.500%	6/1/2018	Aa2	100,000	115,400
Cincinnati City School District, G.O. Bond	5.000%	6/1/2031	Aa2	265,000	290,967
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa1	600,000	673,680
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2021	Aa1	220,000	254,256
Cleveland Heights & University Heights City School District, G.O. Bond	5.125%	12/1/2026	Aa2	200,000	208,952
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA2	500,000	554,915
Cleveland, Water Utility Impt., Series O, Revenue Bond, NATL	5.000%	1/1/2037	Aa1	380,000	397,605
Columbus City School District, School Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	524,490
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	505,385
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	285,942
Columbus, Sewer Impt., Series A, Revenue Bond	4.250%	6/1/2030	Aa1	250,000	256,360
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa2	750,000	833,138
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	509,530
Elyria City School District, G.O. Bond, XLCA	4.750%	12/1/2027	A1	100,000	104,885
Euclid, G.O. Bond, NATL	4.250%	12/1/2023	Aa2	465,000	486,543
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2028	Aa3	400,000	412,904

1

Investment Portfolio - September 30, 2010 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)
Fairborn School District, G.O. Bond, AGM	5.000%	12/1/2021	Aa3	$400,000	$448,608
Fairfield County, Building Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2018	Aa2	250,000	263,575
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa3	315,000	328,687
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	561,655
Geneva Area City School District, G.O. Bond, NATL	4.500%	12/1/2030	Aa3	120,000	123,058
Granville Exempt Village School District, G.O. Bond, AGM	4.375%	12/1/2031	Aa1	500,000	512,885
Greater Cleveland Regional Transit Authority, Capital Impt., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa2	450,000	464,747
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	250,000	258,025
Hamilton City School District, G.O. Bond, AGM	4.250%	12/1/2030	Aa3	500,000	506,060
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	107,399
Hamilton Electric System, Series A, Revenue Bond, AGC	4.125%	10/1/2024	Aa3	300,000	315,012
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	104,779
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	222,354
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3	275,000	299,610
Huber Heights City School District, G.O. Bond	5.000%	12/1/2036	Aa2	450,000	480,672
Indian Hill Exempt Village School District, G.O. Bond	4.375%	12/1/2022	Aaa	250,000	271,628
Indian Lake Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.500%	12/1/2021	Aa3	235,000	253,868
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	500,000	506,205
Kettering City School District, G.O. Bond, AGM	4.250%	12/1/2025	Aa2	750,000	785,903
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	503,195
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2	250,000	278,052
Lima, Revenue Bond, AGM	3.750%	12/1/2023	Aa3	225,000	232,618
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3	200,000	207,692
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa2	335,000	349,559

2

Investment Portfolio - September 30, 2010 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	$200,000	$205,918
Lucas County, G.O. Bond	4.100%	12/1/2027	AA2	100,000	105,310
Lucas County, G.O. Bond	4.500%	10/1/2035	Aa2	300,000	304,635
Mansfield, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	5.500%	12/1/2029	Aa3	100,000	105,592
Marion, Series A, G.O. Bond, AGM	4.300%	12/1/2030	Aa3	100,000	103,327
Marysville Exempt Village School District, G.O. Bond, AGM	5.000%	12/1/2023	Aa3	500,000	552,395
Marysville, Sewer & Wastewater, Revenue Bond, AGC	4.750%	12/1/2046	Aa3	180,000	182,225
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3	260,000	266,503
Maumee Public Impt., G.O. Bond, NATL	4.125%	12/1/2018	Aa2	375,000	408,971
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	271,070
Monroe Local School District, G.O. Bond, AMBAC	5.500%	12/1/2024	Aa3	500,000	607,805
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3	200,000	214,178
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2	145,000	151,019
New Albany Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	AA2	140,000	142,639
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	45,000	48,435
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	85,000	91,488
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa1	95,000	102,251
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	185,000	188,548
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa1	130,000	131,799
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2	1,025,000	1,148,348
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	238,376
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	35,000	39,487
Ohio State, Infrastructure Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2017	Aa1	250,000	297,198
Ohio State, School Services, Series A, G.O. Bond	4.500%	9/15/2025	Aa1	700,000	745,612
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1	800,000	820,760

3

Investment Portfolio - September 30, 2010 (unaudited)

Ohio Tax Exempt Series	Coupon Rate	Maturity Date	Credit Rating[1]	Principal Amount	Value

OHIO MUNICIPAL SECURITIES (continued)
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa	$500,000	$540,395
Painesville City School District, G.O. Bond, FGRNA	4.500%	12/1/2025	Aa3	170,000	176,200
Pickerington Local School District, G.O. Bond, NATL	4.300%	12/1/2024	Baa1	300,000	309,735
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	Aa2	230,000	228,956
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A2	225,000	227,601
South-Western City School District, Franklin & Pickway County, G.O. Bond, AGM	4.250%	12/1/2026	Aa2	600,000	625,092
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2032	Aa3	150,000	179,612
Sugarcreek Local School District, G.O. Bond, AGM	4.250%	12/1/2031	Aa2	750,000	755,632
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	298,115
Tallmadge City School District, G.O. Bond, AGM	5.000%	12/1/2031	AAA[2]	200,000	212,456
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2	180,000	185,906
Tecumseh Local School District, G.O. Bond, FGRNA	4.750%	12/1/2027	A1	195,000	201,919
Toledo, Capital Impt., G.O. Bond, AGC	4.000%	12/1/2024	Aa3	100,000	101,610
Toledo, Waterworks, Revenue Bond, NATL	5.000%	11/15/2023	Aa3	100,000	106,615
Trotwood-Madison City School District, G.O. Bond, AGM	4.250%	12/1/2022	Aa3	250,000	261,925
Troy, G.O. Bond	4.750%	12/1/2024	Aa1	250,000	264,835
Van Buren Local School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2016	Aa3	300,000	317,031
Vandalia Butler City School District, G.O. Bond	5.000%	12/1/2038	Aa2	500,000	540,160
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	263,442
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AAA[2]	180,000	190,309
Warren County, Highway Impt., G.O. Bond	4.000%	12/1/2022	Aa1	100,000	107,913
Washington Court House City School District, G.O. Bond, FGRNA	5.000%	12/1/2029	A1	500,000	523,830
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	20,000	20,062

TOTAL MUNICIPAL BONDS
(Identified Cost $29,437,585)					31,025,870

4

Investment Portfolio - September 30, 2010 (unaudited)

Ohio Tax Exempt Series	Shares	Value

SHORT-TERM INVESTMENTS - 0.6%
Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $195,253)	195,253	$195,253

TOTAL INVESTMENTS - 98.7%
(Identified Cost $29,632,838)		31,221,123
OTHER ASSETS, LESS LIABILITIES - 1.3%		395,250

NET ASSETS - 100%		$31,616,373

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of September 30, 2010, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

AGM - 28.2%; NATL - 26.2.

Federal Tax Information:

On September 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$29,632,838
Unrealized appreciation	$1,592,693
Unrealized depreciation	(4,408)

Net unrealized appreciation	$1,588,285

5

Investment Portfolio - September 30, 2010 (unaudited)

Ohio Tax Exempt Series

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of September 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	9/30/10	Level 1	Level 2	Level 3
Assets:
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	31,025,870	—	31,025,870	—
Mutual funds	195,253	195,253	—	—

Total assets:	31,221,123	195,253	31,025,870	—

Liabilities:
Other financial instruments**:	—	—	—	—

Total liabilities:	—	—	—	—

Total	$31,221,123	$195,253	$31,025,870	$—

*Includes common stock, warrants and rights.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of September 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or September 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of September 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

ITEM 2: CONTROLS AND PROCEDURES

(a)    Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)    During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

November 29, 2010

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

November 29, 2010